Class A, Class C and Institutional Class Shares Prospectus | Nova Fund
NOVA FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Nova Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 150% of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 1.5x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Nova Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Nova Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.51%	0.51%
Expenses (as a percentage of Assets)	1.51%	2.26%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Nova Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	621	930	1,260	2,191
Class C	329	706	1,210	2,595

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Nova Fund | Class C | USD ($)	229	706	1,210	2,595

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 619% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and leveraged derivative instruments, which primarily consist of equity index swap agreements, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund’s benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 150% of the underlying index. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $2.9 billion to $523.7 billion as of June 30, 2016. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the communications, consumer (cyclical and non-cyclical), energy, financial, industrial, and technology sectors.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 12.10%. The underlying index’s highest one-year volatility rate during the five year period is 18.18%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 12.10%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 3.61%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	23.61%	Q4 2008	-34.90%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Nova Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(5.36%)	15.16%	6.23%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(5.42%)	15.13%	5.83%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.04%)	12.22%	4.80%
Class C	Return Before Taxes	(2.38%)	15.43%	5.96%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(2.44%)	15.39%	5.55%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.35%)	12.45%	4.57%

Class A, Class C and Institutional Class Shares Prospectus | S&P 500 Fund
S&P 500® FUND
INVESTMENT OBJECTIVE
The S&P 500® Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.55%	0.56%
Expenses (as a percentage of Assets)	1.55%	2.31%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	625	941	1,280	2,233
Class C	334	721	1,235	2,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | S&P 500 Fund | Class C | USD ($)	234	721	1,235	2,646

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $2.9 billion to $523.7 billion as of June 30, 2016. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the communications, consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 2.55%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	15.41%	Q4 2008	-22.84%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.35%	May 31, 2006
Class A	Return Before Taxes	(4.94%)	9.65%	5.28%	May 31, 2006
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(5.91%)	9.32%	5.00%	May 31, 2006
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.18%)	7.59%	4.12%	May 31, 2006
Class C	Return Before Taxes	(1.89%)	9.87%	4.99%	May 31, 2006
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(2.98%)	9.50%	4.70%	May 31, 2006
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.38%)	7.77%	3.89%	May 31, 2006

Class A, Class C and Institutional Class Shares Prospectus | Inverse S&P 500 Strategy Fund
INVERSE S&P 500® STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse S&P 500® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse S&P 500 Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse S&P 500 Strategy Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.51%	0.51%
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.67%	2.42%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse S&P 500 Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	637	976	1,339	2,357
Class C	345	755	1,291	2,756

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Inverse S&P 500 Strategy Fund | Class C | USD ($)	245	755	1,291	2,756

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $2.9 billion to $523.7 billion as of June 30, 2016. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the communications, consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 12.10%. The underlying index’s highest one-year volatility rate during the five year period is 18.18%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 12.10%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -5.45%.

Highest Quarter Return		Lowest Quarter Return
Q4 2008	16.04%	Q2 2009	-15.73%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse S&P 500 Strategy Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(9.11%)	(15.21%)	(10.02%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(9.11%)	(15.21%)	(10.31%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.16%)	(10.58%)	(6.55%)
Class C	Return Before Taxes	(6.19%)	(15.02%)	(10.26%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(6.19%)	(15.02%)	(10.56%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.51%)	(10.45%)	(6.66%)

Class A, Class C and Institutional Class Shares Prospectus | Monthly Rebalance NASDAQ-100 2x Strategy Fund
MONTHLY REBALANCE NASDAQ-100® 2X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Monthly Rebalance NASDAQ-100® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks calendar month leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time longer than a full calendar month. This means that the return of the Fund for a period longer than a full calendar month will be the result of each calendar month's compounded return over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period different than a full calendar month (whether for a period shorter than or longer than a full calendar month) will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark for the full calendar month.

The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking monthly leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a calendar month basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time different than a full calendar month.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Monthly Rebalance NASDAQ-100 2x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Monthly Rebalance NASDAQ-100 2x Strategy Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.55%	0.61%
Expenses (as a percentage of Assets)		1.70%	2.51%
Fee Waiver or Reimbursement	[1]	(0.33%)	(0.34%)
Net Expenses (as a percentage of Assets)		1.37%	2.17%
[1]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for Class A shares and Class C shares (including Rule 12b-1 fees (if any), but exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification, and extraordinary expenses (as determined under generally accepted accounting principles) (“Excluded Expenses”)) from exceeding 1.35% and 2.10%, respectively, of the Fund’s Class A shares and Class C shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.35% and 2.10%, respectively. This Agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Monthly Rebalance NASDAQ-100 2x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	608	955	1,325	2,362
Class C	320	749	1,305	2,820

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class C | USD ($)	220	749	1,305	2,820

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 551% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies included in the underlying index or common stock with the same characteristics as those included in the Fund's benchmark and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or providing exposure in the same proportion that those securities are represented in the Fund's benchmark. The Fund may also purchase options contracts designed to protect the value of the Fund's portfolio or particular instruments held by the Fund in the event of an extreme intra-month movement in the value of the underlying index. The Fund is not obligated to engage in such protective investment measures nor is there any guarantee that such measures will be successful in protecting the value of the Fund. Such protective measures may also adversely affect the Fund's ability to realize extreme gains in the value of the Fund's benchmark. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to international companies included in the Fund's benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and securities and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Fund's benchmark.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $153.8 million to $523.7 billion as of June 30, 2016. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the communications, consumer (cyclical and non-cyclical), and technology sectors. Also, as of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the computer, internet, semi-conductors, and software industries or groups of industries, as applicable.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. Depending on the effect on the Fund's portfolio of the underlying index's movements during any calendar month it may be necessary for the Advisor to rebalance the Fund's portfolio on the last trading day of each calendar month. Generally, the Fund's portfolio would be rebalanced at the end of a given month to increase the portfolio's exposure in response to that calendar month's gains or to reduce the portfolio's exposure in response to that calendar month's losses. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark on a calendar month basis, including costs associated with the use of leveraged investment techniques, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a full calendar month. The risk of the Fund not achieving its calendar month investment objective will be more acute when the underlying index has an extreme intra-month movement approaching -50%. The Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that calendar month's gains and vice versa. This means that for a period longer than a calendar month, the pursuit of the Fund's investment objective may result in calendar month leveraged compounding. As a result, the Fund’s performance for periods different than a full calendar month is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods different than a full calendar month can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-85%	-86%	-89%	-93%	-97%
-50%	-100%	-76%	-78%	-82%	-88%	-94%
-40%	-80%	-65%	-67%	-73%	-82%	-90%
-30%	-60%	-52%	-54%	-62%	-74%	-86%
-20%	-40%	-37%	-40%	-50%	-65%	-80%
-10%	-20%	-20%	-24%	-36%	-54%	-74%
0%	0%	-1%	-5%	-20%	-42%	-66%
10%	20%	20%	15%	-3%	-29%	-58%
20%	40%	42%	36%	16%	-14%	-48%
30%	60%	67%	60%	36%	1%	-37%
40%	80%	93%	85%	57%	19%	-28%
50%	100%	120%	111%	81%	36%	-15%
60%	120%	149%	140%	105%	56%	-2%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 14.34%. The underlying index’s highest one-year volatility rate during the five year period is 19.49%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 15.16%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the computer, internet, semi-conductors, and software industries or groups of industries. As a result, the Fund will be more susceptible to the risks associated with those industries or groups of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the computer and software industries may fluctuate widely due to competitive pressures, aggressive pricing, technological developments, changing domestic demand, and the ability to attract and retain skilled employees. Furthermore, the market for products produced by computer and software companies is characterized by rapidly changing technology, rapid product obsolescence, and cyclical market patterns, all of which may affect the success of computer and software companies. The prices of the securities of companies in the internet industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. The prices of the securities of companies in the semi-conductors industry may fluctuate widely due to rapid changes in product cycles, rapid product obsolescence, and competition both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the semiconductor industry rely heavily on technology, especially those of smaller, less-seasoned companies, and tend to be more volatile than the overall market. Legislative or regulatory changes and increased government supervision may also affect companies in the computer, internet, semi-conductors, and software industries.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INTRA-CALENDAR MONTH INVESTMENT RISK—The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for a period different than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will likely have more, or less, than 200% leveraged investment exposure to the underlying index, depending upon the movement of the underlying index from the end of the prior calendar month until the point of purchase. If the underlying index moves in a direction favorable to the Fund, the investor will receive less than 200% exposure to the underlying index. Conversely, if the underlying index moves in a direction adverse to the Fund, the investor will receive greater than 200% exposure to the underlying index. Only on the last trading day of a calendar month, could an investor receive 200% exposure to the underlying index.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Further, purchasing shares intra-calendar month may result in greater than 200% exposure to the performance of the underlying index if the underlying index declines between the end of the last calendar month and the time the investor purchased Fund shares. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and except in response to extreme intra-month movements in the Fund's underlying index, the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Advisor generally does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a calendar month or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -7.99%.

Highest Quarter Return		Lowest Quarter Return
Q4 2015	19.28%	Q3 2015	-10.37%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Monthly Rebalance NASDAQ-100 2x Strategy Fund	Label	1 Year	Since Inception	Inception Date
NASDAQ 100 Index	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	9.75%	6.60%	Nov. 28, 2014
Class A	Return Before Taxes	14.39%	8.15%	Nov. 28, 2014
Class A | After Taxes on Distributions	Return After Taxes on Distributions	14.39%	8.15%	Nov. 28, 2014
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.14%	6.21%	Nov. 28, 2014
Class C	Return Before Taxes	17.96%	12.04%	Nov. 28, 2014
Class C | After Taxes on Distributions	Return After Taxes on Distributions	17.96%	12.04%	Nov. 28, 2014
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.16%	9.19%	Nov. 28, 2014

Class A, Class C and Institutional Class Shares Prospectus | NASDAQ-100 Fund
NASDAQ-100® FUND
INVESTMENT OBJECTIVE
The NASDAQ-100® Fund (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - NASDAQ-100 Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - NASDAQ-100 Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.51%	0.51%
Expenses (as a percentage of Assets)	1.51%	2.26%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - NASDAQ-100 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	621	930	1,260	2,191
Class C	329	706	1,210	2,595

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | NASDAQ-100 Fund | Class C | USD ($)	229	706	1,210	2,595

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $153.8 million to $523.7 billion as of June 30, 2016. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the communications, consumer (cyclical and non-cyclical), and technology sectors. Also, as of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the internet industry or group of industries, as applicable.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the internet industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the internet industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision may also affect companies in the internet industry.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -4.23%.

Highest Quarter Return		Lowest Quarter Return
Q1 2012	20.53%	Q4 2008	-24.39%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - NASDAQ-100 Fund	Label	1 Year	5 Years	10 Years
NASDAQ 100 Index	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	9.75%	17.09%	11.82%
Class A	Return Before Taxes	3.15%	14.28%	9.72%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	2.21%	13.39%	9.29%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.79%	11.21%	7.88%
Class C	Return Before Taxes	6.51%	14.55%	9.46%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	5.43%	13.59%	9.00%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.70%	11.42%	7.65%

Class A, Class C and Institutional Class Shares Prospectus | Inverse NASDAQ-100 Strategy Fund
INVERSE NASDAQ-100® STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse NASDAQ-100® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse NASDAQ-100 Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse NASDAQ-100 Strategy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.54%	0.54%
Expenses (as a percentage of Assets)	1.69%	2.44%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse NASDAQ-100 Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	639	982	1,349	2,378
Class C	347	761	1,301	2,776

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Inverse NASDAQ-100 Strategy Fund | Class C | USD ($)	247	761	1,301	2,776

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,674% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain inverse exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $153.8 million to $523.7 billion as of June 30, 2016. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the communications, consumer (cyclical and non-cyclical), and technology sectors. Also, as of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the internet industry or group of industries, as applicable.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 14.34%. The underlying index’s highest one-year volatility rate during the five year period is 19.49%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 15.16%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the internet industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the internet industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision may also affect companies in the internet industry.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 0.59%.

Highest Quarter Return		Lowest Quarter Return
Q4 2008	18.42%	Q1 2012	-18.29%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse NASDAQ-100 Strategy Fund	Label	1 Year	5 Years	10 Years
NASDAQ 100 Index	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	9.75%	17.09%	11.82%
Class A	Return Before Taxes	(15.17%)	(18.57%)	(14.17%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(15.17%)	(18.57%)	(14.40%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.58%)	(12.57%)	(8.53%)
Class C	Return Before Taxes	(13.59%)	(18.61%)	(14.50%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(13.59%)	(18.61%)	(14.74%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.69%)	(12.59%)	(8.65%)

Class A, Class C and Institutional Class Shares Prospectus | Mid-Cap 1.5x Strategy Fund
MID-CAP 1.5X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Mid-Cap 1.5x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 150% of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 1.5x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Mid-Cap 1.5x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Mid-Cap 1.5x Strategy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.65%	2.40%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Mid-Cap 1.5x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	635	971	1,329	2,337
Class C	343	748	1,280	2,736

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Mid-Cap 1.5x Strategy Fund | Class C | USD ($)	243	748	1,280	2,736

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,506% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 150% of the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the Fund's benchmark.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid-cap stocks chosen by S&P for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $930.2 million to $9.8 billion as of June 30, 2016. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 14.39%. The underlying index’s highest one-year volatility rate during the five year period is 22.82%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 10.55%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 9.94%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	29.99%	Q4 2008	-39.16%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Mid-Cap 1.5x Strategy Fund	Label	1 Year	5 Years	10 Years
S&P MidCap 400® Index	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	(2.18%)	10.68%	8.18%
Class A	Return Before Taxes	(10.13%)	11.54%	6.42%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(10.38%)	11.45%	6.07%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.73%)	9.17%	5.06%
Class C	Return Before Taxes	(7.30%)	11.80%	6.15%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(7.58%)	11.70%	5.78%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.12%)	9.39%	4.84%

Class A, Class C and Institutional Class Shares Prospectus | Inverse Mid-Cap Strategy Fund
INVERSE MID-CAP STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse Mid-Cap Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Mid-Cap Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Mid-Cap Strategy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.51%
Expenses (as a percentage of Assets)	1.65%	2.41%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Mid-Cap Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	635	971	1,329	2,337
Class C	344	751	1,285	2,746

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Inverse Mid-Cap Strategy Fund | Class C | USD ($)	244	751	1,285	2,746

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P MidCap 400® Index is a modified capitalization-weighted index composed of 400 mid-cap stocks chosen by Standard & Poor's Corporation ("S&P") for market size, liquidity, and industry group representation. The S&P MidCap 400® Index covers approximately 7% of the U.S. equities market and generally represents mid-capitalization companies with capitalizations ranging from $930.2 million to $9.8 billion as of June 30, 2016. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 14.39%. The underlying index’s highest one-year volatility rate during the five year period is 22.82%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 10.55%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -9.54%.

Highest Quarter Return		Lowest Quarter Return
Q3 2011	18.95%	Q2 2009	-18.69%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Mid-Cap Strategy Fund	Label	1 Year	5 Years	10 Years
S&P MidCap 400® Index	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	(2.18%)	10.68%	8.18%
Class A	Return Before Taxes	(5.73%)	(14.56%)	(11.71%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(5.73%)	(14.56%)	(12.01%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.24%)	(10.17%)	(7.41%)
Class C	Return Before Taxes	(2.76%)	(14.40%)	(11.96%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(2.76%)	(14.40%)	(12.27%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.56%)	(10.07%)	(7.52%)

Class A, Class C and Institutional Class Shares Prospectus | Russell 2000 1.5x Strategy Fund
RUSSELL 2000® 1.5X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Russell 2000® 1.5x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 150% of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 1.5x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Russell 2000 1.5x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Russell 2000 1.5x Strategy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.55%	0.55%
Expenses (as a percentage of Assets)	1.70%	2.45%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Russell 2000 1.5x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	640	985	1,354	2,388
Class C	348	764	1,306	2,786

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Russell 2000 1.5x Strategy Fund | Class C | USD ($)	248	764	1,306	2,786

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 971% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 150% of the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies included in the Fund's benchmark.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $23.4 million to $4.1 billion as of June 30, 2016. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the communications, consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.5x	10%	25%	50%	75%	100%
-60%	-90%	-75%	-75%	-77%	-79%	-83%
-50%	-75%	-65%	-65%	-68%	-72%	-76%
-40%	-60%	-54%	-55%	-58%	-62%	-68%
-30%	-45%	-42%	-43%	-47%	-52%	-60%
-20%	-30%	-29%	-31%	-34%	-42%	-51%
-10%	-15%	-15%	-17%	-23%	-32%	-41%
0%	0%	0%	-2%	-9%	-19%	-32%
10%	15%	14%	13%	5%	-6%	-21%
20%	30%	31%	29%	19%	9%	-9%
30%	45%	47%	45%	35%	20%	2%
40%	60%	65%	62%	50%	35%	13%
50%	75%	83%	79%	68%	49%	25%
60%	90%	102%	98%	85%	63%	38%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 16.58%. The underlying index’s highest one-year volatility rate during the five year period is 25.10%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 8.35%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 1.20%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	31.43%	Q4 2008	-40.51%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Russell 2000 1.5x Strategy Fund	Label	1 Year	5 Years	10 Years
Russell 2000 Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(2.20%)	12.37%	8.52%
Class A	Return Before Taxes	(13.16%)	9.15%	4.78%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(15.93%)	8.43%	4.36%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.39%)	6.92%	3.66%
Class C	Return Before Taxes	(10.38%)	9.40%	4.49%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(13.61%)	8.58%	4.03%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.80%)	7.07%	3.41%

Class A, Class C and Institutional Class Shares Prospectus | Russell 2000 Fund
RUSSELL 2000® FUND
INVESTMENT OBJECTIVE
The Russell 2000® Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Russell 2000 Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Russell 2000 Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.59%	0.60%
Expenses (as a percentage of Assets)	1.59%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Russell 2000 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	629	953	1,299	2,274
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Russell 2000 Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 442% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $23.4 million to $4.1 billion as of June 30, 2016. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 0.92%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	20.43%	Q4 2008	-27.03%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Russell 2000 Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Russell 2000 Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(2.20%)	12.37%	8.43%	May 31, 2006
Class A	Return Before Taxes	(10.60%)	6.49%	4.10%	May 31, 2006
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(11.59%)	5.55%	3.58%	May 31, 2006
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.99%)	4.67%	3.01%	May 31, 2006
Class C	Return Before Taxes	(7.73%)	6.66%	3.80%	May 31, 2006
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(8.84%)	5.65%	3.24%	May 31, 2006
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.36%)	4.78%	2.75%	May 31, 2006

Class A, Class C and Institutional Class Shares Prospectus | Inverse Russell 2000 Strategy Fund
INVERSE RUSSELL 2000® STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse Russell 2000® Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that match the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Russell 2000 Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Russell 2000 Strategy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.55%	0.55%
Expenses (as a percentage of Assets)	1.70%	2.45%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Russell 2000 Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	640	985	1,354	2,388
Class C	348	764	1,306	2,786

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Inverse Russell 2000 Strategy Fund | Class C | USD ($)	248	764	1,306	2,786

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 584% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Unlike a traditional index fund, the Fund’s investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $23.4 million to $4.1 billion as of June 30, 2016. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 16.58%. The underlying index’s highest one-year volatility rate during the five year period is 25.10%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 8.35%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -5.01%.

Highest Quarter Return		Lowest Quarter Return
Q3 2011	21.00%	Q2 2009	-20.54%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Russell 2000 Strategy Fund	Label	1 Year	5 Years	10 Years
Russell 2000 Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(2.20%)	(12.37%)	8.52%
Class A	Return Before Taxes	(4.62%)	(14.68%)	(12.65%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(4.62%)	(14.68%)	(12.94%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.61%)	(10.24%)	(7.85%)
Class C	Return Before Taxes	(1.63%)	(14.47%)	(12.87%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(1.63%)	(14.47%)	(13.16%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.92%)	(10.11%)	(7.94%)

Class A, Class C and Institutional Class Shares Prospectus | Dow Jones Industrial Average Fund
DOW JONES INDUSTRIAL AVERAGE® FUND
INVESTMENT OBJECTIVE
The Dow Jones Industrial Average® Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Dow Jones Industrial Average® (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Dow Jones Industrial Average Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%

ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Dow Jones Industrial Average Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.55%	0.55%
Expenses (as a percentage of Assets)	1.55%	2.30%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Dow Jones Industrial Average Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	625	941	1,280	2,233
Class C	333	718	1,230	2,636

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Dow Jones Industrial Average Fund | Class C | USD ($)	233	718	1,230	2,636

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in substantially all of the securities in the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Dow Jones Industrial Average® is a price-weighted index of 30 “blue chip” U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $18.8 billion to $237.9 billion as of June 30, 2016. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at guggenheiminvestments.com or by calling Guggenheim Client Services at 800.820.0888.

Class A, Class C and Institutional Class Shares Prospectus | S&P 500 Pure Growth Fund
S&P 500® PURE GROWTH FUND
INVESTMENT OBJECTIVE
The S&P 500® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Pure Growth Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Pure Growth Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.50%	2.25%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Pure Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	620	927	1,255	2,180
Class C	328	703	1,205	2,585

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | S&P 500 Pure Growth Fund | Class C | USD ($)	228	703	1,205	2,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 290% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500 Pure Growth Index is narrow in focus, containing only those S&P 500® companies with strong growth characteristics. As of June 30, 2016, the S&P 500 Pure Growth Index included companies with capitalizations ranging from $5.7 billion to $523.7 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the communications, consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

GROWTH STOCKS RISK—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -0.48%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	21.41%	Q4 2008	-24.56%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Pure Growth Fund	Label	1 Year	5 Years	10 Years
S&P 500 Pure Growth Index	S&P 500 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	2.73%	14.45%	10.21%
Class A	Return Before Taxes	(3.84%)	11.44%	7.82%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(4.43%)	11.00%	7.56%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.67%)	8.98%	6.28%
Class C	Return Before Taxes	(0.76%)	11.69%	7.53%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(1.44%)	11.21%	7.25%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.14%	9.18%	6.02%

Class A, Class C and Institutional Class Shares Prospectus | S&P 500 Pure Value Fund
S&P 500® PURE VALUE FUND
INVESTMENT OBJECTIVE
The S&P 500® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Pure Value Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Pure Value Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.50%	2.25%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Pure Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	620	927	1,255	2,180
Class C	328	703	1,205	2,585

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | S&P 500 Pure Value Fund | Class C | USD ($)	228	703	1,205	2,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 365% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P 500 Pure Value Index is narrow in focus, containing only those S&P 500® companies with strong value characteristics. As of June 30, 2016, the S&P 500 Pure Value Index included companies with capitalizations ranging from $2.9 billion to $357.0 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (cyclical and non-cyclical), energy, financial, and utilities sectors.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Utilities Sector Risk. The Fund's investments are exposed to issuers conducting business in the utilities sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the utilities sector. The prices of the securities of utilities companies are closely tied to government regulation and market competition.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

VALUE STOCKS RISK—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 3.57%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	43.92%	Q4 2008	-31.55%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P 500 Pure Value Fund	Label	1 Year	5 Years	10 Years
S&P 500 Pure Value Index	S&P 500 Pure Value Index (reflects no deduction for fees, expenses or taxes)	(8.14%)	13.81%	8.19%
Class A	Return Before Taxes	(13.85%)	10.35%	5.02%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(15.25%)	9.36%	2.82%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.80%)	7.79%	2.85%
Class C	Return Before Taxes	(11.09%)	10.61%	4.77%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(12.72%)	9.50%	2.47%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.24%)	7.96%	2.63%

Class A, Class C and Institutional Class Shares Prospectus | S&P MidCap 400 Pure Growth Fund
S&P MIDCAP 400® PURE GROWTH FUND
INVESTMENT OBJECTIVE
The S&P MidCap 400® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P MidCap 400 Pure Growth Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P MidCap 400 Pure Growth Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.50%	2.25%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P MidCap 400 Pure Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	620	927	1,255	2,180
Class C	328	703	1,205	2,585

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | S&P MidCap 400 Pure Growth Fund | Class C | USD ($)	228	703	1,205	2,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P MidCap 400 Pure Growth Index is narrow in focus, containing only those S&P MidCap 400® companies with strong growth characteristics. As of June 30, 2016, the S&P MidCap 400 Pure Growth Index included companies with capitalizations ranging from $1.2 billion to $8.6 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (cyclical and non-cyclical), financial, and technology sectors.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

GROWTH STOCKS RISK—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -2.72%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	26.03%	Q4 2008	-25.54%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P MidCap 400 Pure Growth Fund	Label	1 Year	5 Years	10 Years
S&P MidCap 400 Pure Growth Index	S&P MidCap 400 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	2.91%	10.53%	10.38%
Class A	Return Before Taxes	(3.38%)	8.19%	8.15%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(4.50%)	6.67%	6.96%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.95%)	6.09%	6.22%
Class C	Return Before Taxes	(0.30%)	8.42%	7.87%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(1.60%)	6.76%	6.60%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.95%	6.26%	5.97%

Class A, Class C and Institutional Class Shares Prospectus | S&P MidCap 400 Pure Value Fund
S&P MIDCAP 400® PURE VALUE FUND
INVESTMENT OBJECTIVE
The S&P MidCap 400® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P MidCap 400 Pure Value Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P MidCap 400 Pure Value Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.50%	2.25%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P MidCap 400 Pure Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	620	927	1,255	2,180
Class C	328	703	1,205	2,585

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | S&P MidCap 400 Pure Value Fund | Class C | USD ($)	228	703	1,205	2,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 493% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P MidCap 400 Pure Value Index is narrow in focus, containing only those S&P MidCap 400® companies with strong value characteristics. As of June 30, 2016, the S&P MidCap 400 Pure Value Index included companies with capitalizations ranging from $1.1 billion to $8.5 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the basic materials, consumer (cyclical and non-cyclical), energy, financial, and industrial sectors.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Basic Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the basic materials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

VALUE STOCKS RISK—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 7.18%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	37.65%	Q4 2008	-34.76%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P MidCap 400 Pure Value Fund	Label	1 Year	5 Years	10 Years
S&P MidCap 400 Pure Value Index	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes)	(10.51%)	8.93%	7.15%
Class A	Return Before Taxes	(16.35%)	5.29%	3.70%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(16.44%)	5.22%	3.23%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.25%)	4.09%	2.71%
Class C	Return Before Taxes	(13.71%)	5.51%	3.38%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(13.82%)	5.42%	2.89%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.76%)	4.26%	2.45%

Class A, Class C and Institutional Class Shares Prospectus | S&P SmallCap 600 Pure Growth Fund
S&P SMALLCAP 600® PURE GROWTH FUND
INVESTMENT OBJECTIVE
The S&P SmallCap 600® Pure Growth Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P SmallCap 600 Pure Growth Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P SmallCap 600 Pure Growth Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.50%	2.25%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P SmallCap 600 Pure Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	620	927	1,255	2,180
Class C	328	703	1,205	2,585

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | S&P SmallCap 600 Pure Growth Fund | Class C | USD ($)	228	703	1,205	2,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 309% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P SmallCap 600 Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong growth characteristics. As of June 30, 2016, the S&P SmallCap 600 Pure Growth Index included companies with capitalizations ranging from $142.0 million to $4.9 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (cyclical and non-cyclical), energy, industrial, and technology sectors.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

GROWTH STOCKS RISK—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 1.02%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	28.25%	Q4 2008	-26.43%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P SmallCap 600 Pure Growth Fund	Label	1 Year	5 Years	10 Years
S&P SmallCap 600 Pure Growth Index	S&P SmallCap 600 Pure Growth Index (reflects no deduction for fees, expenses or taxes)	1.21%	11.98%	8.81%
Class A	Return Before Taxes	(5.25%)	8.86%	6.10%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(5.25%)	8.86%	5.97%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.97%)	7.01%	4.85%
Class C	Return Before Taxes	(2.25%)	9.09%	5.82%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(2.25%)	9.09%	5.69%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.28%)	7.20%	4.62%

Class A, Class C and Institutional Class Shares Prospectus | S&P SmallCap 600 Pure Value Fund
S&P SMALLCAP 600® PURE VALUE FUND
INVESTMENT OBJECTIVE
The S&P SmallCap 600® Pure Value Fund (the “Fund”) seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P SmallCap 600 Pure Value Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P SmallCap 600 Pure Value Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.50%	2.25%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P SmallCap 600 Pure Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	620	927	1,255	2,180
Class C	328	703	1,205	2,585

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | S&P SmallCap 600 Pure Value Fund | Class C | USD ($)	228	703	1,205	2,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 417% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The S&P SmallCap 600 Pure Value Index is narrow in focus, containing only those S&P SmallCap 600® companies with strong value characteristics. As of June 30, 2016, the S&P SmallCap 600 Pure Value Index included companies with capitalizations ranging from $55.0 million to $3.0 billion. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (cyclical and non-cyclical), energy, and industrial sectors.

On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivatives positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

VALUE STOCKS RISK—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 2.73%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	68.58%	Q4 2008	-37.72%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - S&P SmallCap 600 Pure Value Fund	Label	1 Year	5 Years	10 Years
S&P SmallCap 600 Pure Value Index	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes)	(12.25%)	8.18%	6.07%
Class A	Return Before Taxes	(17.68%)	4.55%	2.33%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(17.68%)	4.55%	0.49%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.01%)	3.54%	0.93%
Class C	Return Before Taxes	(15.09%)	4.75%	2.02%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(15.09%)	4.75%	0.07%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.54%)	3.70%	0.67%

Class A, Class C and Institutional Class Shares Prospectus | Banking Fund
BANKING FUND
INVESTMENT OBJECTIVE
The Banking Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Banking Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Banking Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.49%	0.50%
Expenses (as a percentage of Assets)	1.59%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Banking Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	629	953	1,299	2,274
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Banking Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 514% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Banking Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Banking Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the banking sector and, therefore, may be concentrated in an industry or group of industries within the banking sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the banking industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. Government regulations may limit both the amounts and types of loans and financial commitments companies in the banking industry can make, the interest rates and fees they can charge, and the amount of capital they must maintain, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. In addition, the prices of the securities of companies in the banking industry may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses. Legislative or regulatory changes and increased government supervision may also affect companies in the banking industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -6.75%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	19.74%	Q1 2009	-32.41%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Banking Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(9.61%)	3.44%	(4.92%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(9.81%)	3.20%	(5.37%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.44%)	2.55%	(3.69%)
Class C	Return Before Taxes	(6.75%)	3.67%	(5.10%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(6.97%)	3.41%	(5.58%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.82%)	2.73%	(3.81%)

Class A, Class C and Institutional Class Shares Prospectus | Basic Materials Fund
BASIC MATERIALS FUND
INVESTMENT OBJECTIVE
The Basic Materials Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Basic Materials Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Basic Materials Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Basic Materials Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Basic Materials Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 471% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Basic Materials Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production and transportation of metals, textiles, and wood products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Basic Materials Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the basic materials sector and, therefore, may be concentrated in an industry or group of industries within the basic materials sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the chemicals industry and mining industry or groups of industries. As a result, the Fund will be more susceptible to the risks associated with those industries or group of industries than a fund that does not concentrate its investments. The prices of securities of companies in the chemicals industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, chemicals companies may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. The prices of the securities of companies in the mining industry may fluctuate widely due to events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes. Investments in companies in the mining industry may be speculative and may be subject to greater price volatility than investments in other types of companies. Legislative or regulatory changes and increased government supervision may also affect companies in the chemicals and mining industries.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Basic Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the basic materials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 20.44%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	19.99%	Q3 2008	-30.08%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Basic Materials Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(21.32%)	(6.21%)	2.50%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(22.07%)	(6.53%)	2.20%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.06%)	(4.70%)	1.83%
Class C	Return Before Taxes	(18.83%)	(6.00%)	2.23%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(19.68%)	(6.35%)	1.91%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.64%)	(4.56%)	1.60%

Class A, Class C and Institutional Class Shares Prospectus | Biotechnology Fund
BIOTECHNOLOGY FUND
INVESTMENT OBJECTIVE
The Biotechnology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Biotechnology Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Biotechnology Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.47%	0.48%
Expenses (as a percentage of Assets)	1.57%	2.33%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Biotechnology Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	627	947	1,290	2,254
Class C	336	727	1,245	2,666

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Biotechnology Fund | Class C | USD ($)	236	727	1,245	2,666

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Biotechnology Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Biotechnology Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the biotechnology sector and, therefore, may be concentrated in an industry or group of industries within the biotechnology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the biotechnology industry and pharmaceuticals industry or groups of industries. As a result, the Fund will be more susceptible to the risks associated with those industries or groups of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the biotechnology industry may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. The prices of the securities of companies in the pharmaceuticals industry may fluctuate widely, particularly when products are up for regulatory approval or under regulatory scrutiny. The prices of securities of pharmaceutical companies may also be affected by effects from world events and economic conditions, including economic and political risks of countries where the companies are located or do business. Legislative or regulatory changes and increased government supervision may also affect companies in the biotechnology and pharmaceuticals industries.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Consumer (Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer non-cyclical sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -22.12%.

Highest Quarter Return		Lowest Quarter Return
Q1 2012	21.43%	Q3 2015	-19.59%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Biotechnology Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	3.36%	26.29%	14.40%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	2.66%	25.71%	14.14%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.90%	21.55%	12.07%
Class C	Return Before Taxes	6.70%	26.55%	14.12%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	5.92%	25.92%	13.83%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.79%	21.76%	11.80%

Class A, Class C and Institutional Class Shares Prospectus | Consumer Products Fund
CONSUMER PRODUCTS FUND
INVESTMENT OBJECTIVE
The Consumer Products Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Consumer Products Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Consumer Products Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Consumer Products Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Consumer Products Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Consumer Products Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Consumer Products Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and, therefore, may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the food industry and beverage industry or groups of industries. As a result, the Fund will be more susceptible to the risks associated with those industries or groups of industries than a fund that does not concentrate its investments. The food and beverage industries are highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, consumer preferences, nutritional and health concerns, federal, state and local food inspection and processing controls, consumer product liability claims, possible product tampering and the availability and expense of liability insurance. Legislative or regulatory changes and increased government supervision may also affect companies in the food and beverage industries.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Consumer (Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer non-cyclical sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 11.16%.

Highest Quarter Return		Lowest Quarter Return
Q1 2013	15.10%	Q1 2008	-14.56%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Consumer Products Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	1.23%	12.79%	9.78%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	0.23%	11.73%	8.51%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.67%	9.70%	7.34%
Class C	Return Before Taxes	4.49%	13.04%	9.48%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	3.33%	11.88%	8.13%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.52%	9.86%	7.05%

Class A, Class C and Institutional Class Shares Prospectus | Electronics Fund
ELECTRONICS FUND
INVESTMENT OBJECTIVE
The Electronics Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Electronics Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Electronics Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Electronics Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Electronics Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 769% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Electronics Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Electronics Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the electronics sector and, therefore, may be concentrated in an industry or group of industries within the electronics sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the semi-conductors industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the semi-conductors industry may fluctuate widely due to rapid changes in product cycles, rapid product obsolescence, and competition both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the semiconductors industry rely heavily on technology, especially those of smaller, less-seasoned companies, and tend to be more volatile than the overall market. Legislative or regulatory changes and increased government supervision may also affect companies in the semi-conductors industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 0.14%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	22.86%	Q4 2008	-29.06%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Electronics Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(2.55%)	6.01%	2.48%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(2.63%)	5.99%	2.47%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.45%)	4.69%	1.93%
Class C	Return Before Taxes	0.55%	6.22%	2.25%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	0.47%	6.19%	2.23%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.31%	4.86%	1.74%

Class A, Class C and Institutional Class Shares Prospectus | Energy Fund
ENERGY FUND
INVESTMENT OBJECTIVE
The Energy Fund (the “Fund”) seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Energy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Energy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Energy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Energy Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 595% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Energy Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy sector and, therefore, may be concentrated in an industry or group of industries within the energy sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the oil and gas industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the oil and gas industry may fluctuate widely due to supply and demand for a specific product or service, the price of oil and gas, exploration and production spending, world events, and economic conditions. Natural disasters and changes in exchange rates and interest rates may also affect companies in the oil and gas industry. In addition, the policies of the Organization of Petroleum Exporting Countries ("OPEC"), changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of the key energy-consuming countries may also affect the prices of the securities in the oil and gas industry. Legislative or regulatory changes and increased government supervision may also affect companies in the oil and gas industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 14.33%.

Highest Quarter Return		Lowest Quarter Return
Q2 2008	27.24%	Q3 2008	-34.08%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Energy Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(33.55%)	(8.43%)	(1.52%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(33.89%)	(8.70%)	(1.81%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(18.84%)	(6.18%)	(1.06%)
Class C	Return Before Taxes	(31.56%)	(8.24%)	(1.78%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(31.95%)	(8.53%)	(2.09%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(17.69%)	(6.05%)	(1.23%)

Class A, Class C and Institutional Class Shares Prospectus | Energy Services Fund
ENERGY SERVICES FUND
INVESTMENT OBJECTIVE
The Energy Services Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Energy Services Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Energy Services Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.49%	0.50%
Expenses (as a percentage of Assets)	1.59%	2.35%

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Energy Services Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	629	953	1,299	2,274
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Energy Services Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,241% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Energy Services Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Energy Services Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the energy services sector and, therefore, may be concentrated in an industry or group of industries within the energy services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the oil and gas industry and oil and gas services industry or groups of industries. As a result, the Fund will be more susceptible to the risks associated with those industries or groups of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the oil and gas and oil and gas services industries may fluctuate widely due to supply and demand for a specific product or service, the price of oil and gas, exploration and production spending, world events, and economic conditions. Natural disasters and changes in exchange rates and interest rates may also affect companies in the oil and gas and oil and gas services industries. In addition, the policies of the Organization of Petroleum Exporting Countries ("OPEC"), changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of the key energy-consuming countries may also affect the prices of the securities in the oil and gas and oil and gas services industries. For the oil and gas services industry, companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in oil and gas services or shifts in fuel consumption may significantly impact companies in the oil and gas services industry. Legislative or regulatory changes and increased government supervision may also affect companies in the oil and gas and oil and gas services industries.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 6.66%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	31.35%	Q4 2008	-47.28%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Energy Services Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(35.17%)	(12.43%)	(3.76%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(35.48%)	(12.52%)	(3.80%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(19.88%)	(8.85%)	(2.75%)
Class C	Return Before Taxes	(33.11%)	(12.24%)	(4.01%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(33.47%)	(12.34%)	(4.06%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(18.72%)	(8.72%)	(2.93%)

Class A, Class C and Institutional Class Shares Prospectus | Financial Services Fund
FINANCIAL SERVICES FUND
INVESTMENT OBJECTIVE
The Financial Services Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Financial Services Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Financial Services Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.50%	0.50%
Acquired Fund Fees and Expenses		0.04%	0.04%
Expenses (as a percentage of Assets)	[1]	1.64%	2.39%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Financial Services Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	634	968	1,324	2,326
Class C	342	745	1,275	2,726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Financial Services Fund | Class C | USD ($)	242	745	1,275	2,726

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 268% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Financial Services Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies, brokerage companies and real-estate investment trusts. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Financial Services Companies and U.S. government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the financial services sector and, therefore, may be concentrated in an industry or group of industries within the financial services sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the banking industry, insurance industry, and real estate investment trusts (REITs) industry or groups of industries. As a result, the Fund will be more susceptible to the risks associated with those industries or groups of industries than a fund that does not concentrate its investments. Companies in the banking industry may be affected by government regulations that may limit both the amounts and types of loans and financial commitments companies in the banking industry can make, the interest rates and fees they can charge, and the amount of capital they must maintain, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. In addition, the prices of the securities of companies in the banking industry may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses. The prices of the securities of companies in the insurance industry, and the overall profitability of such companies, may fluctuate widely due to a number of factors including interest rate movements, the imposition of premium rate caps, and competition and pressure to compete globally. In addition, certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. Companies in the REITs industry are subject to the risks associated with direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Legislative or regulatory changes and increased government supervision may also affect companies in the banking, insurance and REITs industries.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -0.28%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	25.84%	Q4 2008	-31.93%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Financial Services Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(8.53%)	6.44%	(0.94%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(8.82%)	6.24%	(1.32%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.77%)	4.96%	(0.88%)
Class C	Return Before Taxes	(5.65%)	6.70%	(1.18%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(5.98%)	6.48%	(1.58%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.13%)	5.16%	(1.06%)

Class A, Class C and Institutional Class Shares Prospectus | Health Care Fund
HEALTH CARE FUND
INVESTMENT OBJECTIVE
The Health Care Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Health Care Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Health Care Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.49%	0.50%
Expenses (as a percentage of Assets)	1.59%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Health Care Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	629	953	1,299	2,274
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Health Care Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Health Care Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care related products or services. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Health Care Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the health care sector and, therefore, may be concentrated in an industry or group of industries within the health care sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the health care products industry and pharmaceuticals industry or groups of industries. As a result, the Fund will be more susceptible to the risks associated with those industries or groups of industries than a fund that does not concentrate its investments. The prices of securities of companies in the health care products industry may fluctuate widely due to government regulation and approval of health care products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a health care company’s market value and/or share price. The prices of the securities of companies in the pharmaceuticals industry may fluctuate widely, particularly when products are up for regulatory approval or under regulatory scrutiny. The prices of securities of pharmaceutical companies may also be affected by effects from world events and economic conditions and market, economic and political risks of countries where the companies are located or do business. Legislative or regulatory changes and increased government supervision may also affect companies in the health care products and pharmaceuticals industries.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Consumer (Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer non-cyclical sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -6.83%.

Highest Quarter Return		Lowest Quarter Return
Q1 2013	13.92%	Q4 2008	-15.88%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Health Care Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(1.07%)	16.47%	9.00%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(3.48%)	15.46%	8.53%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.24%)	13.01%	7.24%
Class C	Return Before Taxes	2.18%	16.74%	8.73%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(0.58%)	15.64%	8.21%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.65%	13.22%	6.99%

Class A, Class C and Institutional Class Shares Prospectus | Internet Fund
INTERNET FUND
INVESTMENT OBJECTIVE
The Internet Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Internet Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Internet Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Internet Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Internet Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 520% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Internet Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support that impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies also may include companies that provide Intranet and Extranet services. The Fund will maintain broad representation of the various industries in the Internet sector. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Internet Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the Internet sector and, therefore, may be concentrated in an industry or group of industries within the Internet sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the internet industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the internet industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision may also affect companies in the internet industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.
NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -5.40%.

Highest Quarter Return		Lowest Quarter Return
Q3 2010	23.01%	Q4 2008	-23.42%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Internet Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	3.30%	10.79%	8.22%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	3.14%	10.39%	7.94%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.90%	8.45%	6.59%
Class C	Return Before Taxes	6.65%	11.04%	7.94%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	6.47%	10.60%	7.64%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.80%	8.64%	6.34%

Class A, Class C and Institutional Class Shares Prospectus | Leisure Fund
LEISURE FUND
INVESTMENT OBJECTIVE
The Leisure Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Leisure Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Leisure Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Leisure Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Leisure Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 339% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Leisure Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, restaurants, casinos, radio and television broadcasting and advertising companies, motion picture production companies, entertainment software companies, toys and sporting goods manufacturers, musical recording companies, alcohol and tobacco companies, and publishing companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Leisure Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the leisure sector and, therefore, may be concentrated in an industry or group of industries within the leisure sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the media industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the media industry may fluctuate widely due to unpredictable earnings, rapid obsolescence of products and services, changing consumer tastes, intense competition, and dependency on patent protection. Legislative or regulatory changes and increased government supervision may also affect companies in the media industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 2.87%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	24.19%	Q4 2008	-29.92%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Leisure Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(4.29%)	12.62%	6.80%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(4.56%)	12.37%	6.69%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.39%)	10.04%	5.48%
Class C	Return Before Taxes	(1.23%)	12.90%	6.52%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(1.54%)	12.63%	6.39%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.65%)	10.27%	5.23%

Class A, Class C and Institutional Class Shares Prospectus | Precious Metals Fund
PRECIOUS METALS FUND
INVESTMENT OBJECTIVE
The Precious Metals Fund (the “Fund”) seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Precious Metals Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Precious Metals Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.50%	0.50%
Acquired Fund Fees and Expenses		0.02%	0.02%
Expenses (as a percentage of Assets)	[1]	1.52%	2.27%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Precious Metals Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	622	932	1,265	2,201
Class C	330	709	1,215	2,605

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Precious Metals Fund | Class C | USD ($)	230	709	1,215	2,605

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 797% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Precious Metals Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies that provide services to Precious Metals Companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Precious Metals Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the precious metals sector and, therefore, may be concentrated in an industry or group of industries within the precious metals sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the mining industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the mining industry may fluctuate widely due to events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes. Investments in companies in the mining industry may be speculative and may be subject to greater price volatility than investments in other types of companies. Legislative or regulatory changes and increased government supervision may also affect companies in the mining industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Basic Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the basic materials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 109.92%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	22.69%	Q3 2008	-34.02%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Precious Metals Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(34.07%)	(26.81%)	(8.85%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(34.25%)	(27.16%)	(9.08%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(19.29%)	(16.68%)	(5.87%)
Class C	Return Before Taxes	(31.87%)	(26.62%)	(9.09%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(32.08%)	(27.01%)	(9.34%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(18.04%)	(16.58%)	(5.99%)

Class A, Class C and Institutional Class Shares Prospectus | Retailing Fund
RETAILING FUND
INVESTMENT OBJECTIVE
The Retailing Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Retailing Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Retailing Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Retailing Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Retailing Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 238% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Retailing Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Retailing Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the retailing sector and, therefore, may be concentrated in an industry or group of industries within the retailing sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the retail industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the retail industry may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retail industry is highly competitive, and a company’s success is often tied to its ability to anticipate and react to changing consumer tastes. Many retail companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results. Legislative or regulatory changes and increased government supervision may also affect companies in the retail industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -2.79%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	16.22%	Q4 2008	-24.27%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Retailing Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(6.03%)	11.51%	6.72%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(6.07%)	11.49%	6.71%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.41%)	9.17%	5.43%
Class C	Return Before Taxes	(3.06%)	11.75%	6.43%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(3.10%)	11.73%	6.41%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.73%)	9.38%	5.18%

Class A, Class C and Institutional Class Shares Prospectus | Technology Fund
TECHNOLOGY FUND
INVESTMENT OBJECTIVE
The Technology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Technology Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Technology Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Technology Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Technology Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 388% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Technology Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics and communications sectors. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Technology Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the technology sector and, therefore, may be concentrated in an industry or group of industries within the technology sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the software industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the software industry may fluctuate widely due to competitive pressures, aggressive pricing, technological developments, changing domestic demand, and the ability to attract and retain skilled employees. In addition, the market for products produced by software companies is characterized by rapidly changing technology, rapid product obsolescence, and cyclical market patterns, all of which may affect the success of software companies. Legislative or regulatory changes and increased government supervision may also affect companies in the software industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -1.36%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	18.91%	Q4 2008	-27.13%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Technology Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(3.81%)	7.59%	4.98%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(3.81%)	7.59%	4.98%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.16%)	5.97%	3.97%
Class C	Return Before Taxes	(0.73%)	7.82%	4.74%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(0.73%)	7.82%	4.74%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.42%)	6.16%	3.78%

Class A, Class C and Institutional Class Shares Prospectus | Telecommunications Fund
TELECOMMUNICATIONS FUND
INVESTMENT OBJECTIVE
The Telecommunications Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Telecommunications Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Telecommunications Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.49%	0.50%
Expenses (as a percentage of Assets)	1.59%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Telecommunications Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	629	953	1,299	2,274
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Telecommunications Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 660% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Telecommunications Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies include traditional and wireless telephone services or equipment providers, Internet equipment and service providers, and fiber-optics. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Telecommunications Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the telecommunications sector and, therefore, may be concentrated in an industry or group of industries within the telecommunications sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the telecommunications industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the telecommunications industry may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets. Legislative or regulatory changes and increased government supervision may also affect companies in the telecommunications industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 7.18%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	18.46%	Q4 2008	-21.05%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Telecommunications Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(11.70%)	(1.05%)	(0.09%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(13.10%)	(2.16%)	(0.90%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.61%)	(1.25%)	(0.40%)
Class C	Return Before Taxes	(8.82%)	(0.71%)	(0.23%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(10.41%)	(1.90%)	(1.09%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.98%)	(1.02%)	(0.52%)

Class A, Class C and Institutional Class Shares Prospectus | Transportation Fund
TRANSPORTATION FUND
INVESTMENT OBJECTIVE
The Transportation Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Transportation Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Transportation Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Transportation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Transportation Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 219% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Transportation Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers; parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Transportation Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the transportation sector and, therefore, may be concentrated in an industry or group of industries within the transportation sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the transportation industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the transportation industry may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures. Legislative or regulatory changes and increased government supervision may also affect companies in the transportation industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -5.49%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	18.44%	Q3 2011	-24.54%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Transportation Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(18.14%)	9.50%	5.04%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(18.31%)	9.46%	4.99%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.26%)	7.51%	4.00%
Class C	Return Before Taxes	(15.54%)	9.76%	4.75%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(15.73%)	9.71%	4.70%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.79%)	7.72%	3.76%

Class A, Class C and Institutional Class Shares Prospectus | Utilities Fund
UTILITIES FUND
INVESTMENT OBJECTIVE
The Utilities Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Utilities Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Utilities Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.50%	0.50%
Expenses (as a percentage of Assets)	1.60%	2.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Utilities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	630	956	1,304	2,285
Class C	338	733	1,255	2,686

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Utilities Fund | Class C | USD ($)	238	733	1,255	2,686

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 475% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Utilities Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Utilities Companies and U.S. government securities.
Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the utilities sector and, therefore, may be concentrated in an industry or group of industries within the utilities sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the electric industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of securities of companies in the electric industry may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric supply and utilities companies, competitive pressures due to deregulation in the electric and utilities industries, increased sensitivity to the cost of energy production; and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision may also affect companies in the utilities industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Utilities Sector Risk. The Fund's investments are exposed to issuers conducting business in the utilities sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the utilities sector. The prices of the securities of utilities companies are closely tied to government regulation and market competition.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 22.93%.

Highest Quarter Return		Lowest Quarter Return
Q1 2013	13.11%	Q3 2008	-17.62%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Utilities Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(11.80%)	7.96%	5.63%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(12.47%)	6.89%	4.53%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.69%)	5.75%	3.96%
Class C	Return Before Taxes	(9.04%)	8.20%	5.34%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(9.84%)	7.01%	4.15%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.13%)	5.89%	3.69%

Class A, Class C and Institutional Class Shares Prospectus | Europe 1.25x Strategy Fund
EUROPE 1.25X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Europe 1.25x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than a single trading day.  This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from 125% of the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 1.25x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX Europe 50® Index (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Europe 1.25x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Europe 1.25x Strategy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.52%	0.52%
Expenses (as a percentage of Assets)	1.67%	2.42%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Europe 1.25x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	637	976	1,339	2,357
Class C	345	755	1,291	2,756

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Europe 1.25x Strategy Fund | Class C | USD ($)	245	755	1,291	2,756

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 920% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts (including currency futures), and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 125% of the underlying index. The Fund also has 125% exposure to the foreign currencies in which the securities included in the underlying index are denominated. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to the Fund's benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the Fund's benchmark.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The STOXX Europe 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks consisting of capitalizations ranging from $34.8 billion to $523.7 billion as of June 30, 2016. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. The Fund's investment in instruments denominated in foreign currencies exposes the Fund to the risk of fluctuations in the value of such currency in comparison to the U.S. dollar. The Fund generally does not intend to hedge such foreign currency exposure. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the consumer (non-cyclical), energy, and financial sectors. Also, as of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the pharmaceuticals industry or group of industries, as applicable.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective net asset values ("NAVs"), the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 125% of the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 125% of the performance of the underlying index.

Index Performance		Annualized Volatility
1x	1.25x	10%	25%	50%	75%	100%
-60%	-75%	-68%	-68%	-69%	-71%	-73%
-50%	-63%	-58%	-58%	-60%	-62%	-64%
-40%	-50%	-47%	-48%	-49%	-52%	-54%
-30%	-38%	-36%	-37%	-39%	-41%	-45%
-20%	-25%	-25%	-26%	-27%	-31%	-36%
-10%	-13%	-12%	-13%	-16%	-20%	-25%
0%	0%	0%	-1%	-4%	-8%	-15%
10%	13%	12%	12%	9%	4%	-4%
20%	25%	25%	25%	20%	17%	8%
30%	38%	38%	38%	33%	27%	18%
40%	50%	52%	51%	46%	40%	29%
50%	63%	65%	64%	60%	53%	41%
60%	75%	80%	78%	73%	65%	54%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 16.31%. The underlying index’s highest one-year volatility rate during the five year period is 25.49%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is -0.03%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

CURRENCY RISK—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, the Fund may have indirect and direct exposure to the euro. The price of the euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members’ participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund’s performance.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK—Because a significant portion of the Fund’s investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the pharmaceuticals industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The prices of the securities of companies in the pharmaceuticals industry may fluctuate significantly, particularly when products are subject to regulatory approval or under regulatory scrutiny which can affect the prices and availability of pharmaceutical products. The prices of securities of pharmaceutical companies may also be affected by world events and economic conditions, including economic and political risks of countries where the companies are located or do business. Legislative or regulatory changes and increased government supervision may also affect companies in the pharmaceuticals industry.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Consumer (Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer non-cyclical sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -6.61%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	34.44%	Q4 2008	-33.50%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Europe 1.25x Strategy Fund	Label	1 Year	5 Years	10 Years
STOXX Europe 50 Index	STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes)	(4.40%)	2.83%	1.75%
Class A	Return Before Taxes	(11.06%)	0.66%	(2.66%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(11.38%)	0.54%	(2.85%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.25%)	0.45%	(1.98%)
Class C	Return Before Taxes	(8.09%)	0.71%	(3.00%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(8.46%)	0.58%	(3.20%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.57%)	0.49%	(2.22%)

Class A, Class C and Institutional Class Shares Prospectus | Japan 2x Strategy Fund
JAPAN 2X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Japan 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day.  This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the “underlying index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Japan 2x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Japan 2x Strategy Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.51%	0.49%
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	1.52%	2.25%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Japan 2x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	622	932	1,265	2,201
Class C	328	703	1,205	2,585

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Japan 2x Strategy Fund | Class C | USD ($)	228	703	1,205	2,585

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 543% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts (including currency futures), and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 200% of the underlying index. The Fund also has 200% exposure to the Japanese yen. If the U.S. dollar rises in value against the Japanese yen, a security denominated in Japanese yen will be worth less in U.S. dollars, and if the U.S. dollar decreases in value against the Japanese yen, a security denominated in Japanese yen will be worth more in U.S. dollars. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to the Fund's benchmark. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the Fund's benchmark.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange that are selected to be both highly liquid and representative of Japan’s industrial structure. As of June 30, 2016, the Nikkei 225 Stock Average included companies with small, medium and large capitalizations ranging from $309.2 million to $149.6 billion. The Fund's investment in instruments denominated in foreign currencies exposes the Fund to the risk of fluctuations in the value of such currency in comparison to the U.S. dollar. The Fund generally does not intend to hedge such foreign currency exposure. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the basic materials, communications, consumer (cyclical and non-cyclical), financial, industrial, and technology sectors.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective net asset values ("NAVs"), the Fund’s performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 13.86%. The underlying index’s highest one-year volatility rate during the five year period is 17.83%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 6.51%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK—Targeting Japan could hurt the Fund’s performance if Japan’s economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Basic Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the basic materials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Cyclical and Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer cyclical and consumer non-cyclical sectors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending. Companies engaged in the consumer cyclical sector rely heavily on business cycles and economic conditions and may be adversely affected and lose value more quickly in periods of economic downturns than companies engaged in the consumer non-cyclical sector.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Industrial Sector Risk. The Fund's investments are exposed to issuers conducting business in the industrial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrial sector. The prices of the securities of industrial companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. Effective May 1, 2009, the Fund changed comparative benchmarks from the Topix 100 Index to the Nikkei 225 Stock Average. This change occurred as a result of the Fund’s change in name and investment strategy. Prior to May 1, 2009, the Fund’s investment strategy sought to provide 125% exposure to the Topix 100 Index; therefore, the performance and average annual total returns shown below for periods prior to May 1, 2009 may have differed had the Fund’s current investment strategy, which seeks to provide 200% exposure to the Nikkei 225 Stock Average, been in effect during those periods. The Nikkei 225 Stock Average more appropriately reflects the Fund’s investment universe. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -5.33%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	44.18%	Q1 2009	-33.18%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Japan 2x Strategy Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Nikkei 225 Stock Average	Nikkei 225 Stock Average (reflects no deduction for fees, expenses or taxes)	8.03%	4.75%	2.87%	Feb. 22, 2008
Class A	Return Before Taxes	9.06%	3.69%	(2.34%)	Feb. 22, 2008
Class A | After Taxes on Distributions	Return After Taxes on Distributions	9.06%	3.69%	(2.34%)	Feb. 22, 2008
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.13%	2.86%	(1.75%)	Feb. 22, 2008
Class C	Return Before Taxes	12.65%	3.99%	(2.39%)	Feb. 22, 2008
Class C | After Taxes on Distributions	Return After Taxes on Distributions	12.65%	3.99%	(2.40%)	Feb. 22, 2008
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.16%	3.10%	(1.79%)	Feb. 22, 2008

Class A, Class C and Institutional Class Shares Prospectus | Emerging Markets 2x Strategy Fund
EMERGING MARKETS 2X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Emerging Markets 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Emerging Markets 2x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Emerging Markets 2x Strategy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.60%	0.56%
Expenses (as a percentage of Assets)	1.75%	2.46%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Emerging Markets 2x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	644	1,000	1,379	2,439
Class C	349	767	1,311	2,796

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Emerging Markets 2x Strategy Fund | Class C | USD ($)	249	767	1,311	2,796

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,874% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the Fund's benchmark. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 200% of the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use is expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. The Fund also may invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the Fund's benchmark. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the Fund's benchmark.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The BNY Mellon Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately $3.8 billion to $237.1 billion as of June 30, 2016. The Fund's investments may expose the Fund to the risk of fluctuations in the value of foreign currencies in comparison to the U.S. dollar. The Fund generally does not intend to hedge such foreign currency exposure. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the basic materials, communications, consumer (non-cyclical), energy, financial, and technology sectors. Also, as of the date of this Prospectus, the underlying index components and thus, the Fund's assets are expected to be concentrated in one or more of the banking, internet, oil and gas, semi-conductors, and telecommunications industries or groups of industries, as applicable.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 20.25%. The underlying index’s highest one-year volatility rate during the five year period is 28.59%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is -5.12%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK—The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the banking industry, internet industry, oil and gas industry, semi-conductors industry, and telecommunications industry or groups of industries. As a result, the Fund will be more susceptible to the risks associated with those industries or groups of industries than a fund that does not concentrate its investments. Companies in the banking industry are subject to government regulations that may limit both the amounts and types of loans and financial commitments banking companies can make, the interest rates and fees they can charge, and the amount of capital they must maintain, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. In addition, the prices of the securities of companies in the banking industry may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses. The prices of securities of companies in the internet industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. The prices of securities of companies in the oil and gas industry may fluctuate widely due to supply and demand for a specific product or service, the price of oil and gas, exploration and production spending, world events, and economic conditions. Natural disasters and changes in exchange rates and interest rates may also affect companies in the oil and gas industry. In addition, the policies of the Organization of Petroleum Exporting Countries ("OPEC"), changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of the key energy-consuming countries may also affect the prices of securities in the oil and gas industry. The prices of securities of companies in the semi-conductors industry may fluctuate widely due to rapid changes in product cycles, rapid product obsolescence, and competition both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the semiconductor industry rely heavily on technology, especially those of smaller, less-seasoned companies, and tend to be more volatile than the overall market. The prices of the securities of companies in the telecommunications industry may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets. In addition, legislative or regulatory changes and increased government supervision may also affect companies in each of the banking, internet, oil and gas, semi-conductors, and telecommunications industries.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Basic Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the basic materials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer non-cyclical sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 10.89%.

Highest Quarter Return		Lowest Quarter Return
Q1 2012	19.10%	Q3 2011	-43.35%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Emerging Markets 2x Strategy Fund	Label	1 Year	5 Years	Since Inception	Inception Date
BNY Mellon Emerging Markets 50 ADR Index	BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes)	(16.06%)	(6.99%)	(5.87%)	Oct. 29, 2010
Class A	Return Before Taxes	(38.34%)	(20.75%)	(18.87%)	Oct. 29, 2010
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(38.74%)	(21.26%)	(19.38%)	Oct. 29, 2010
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(21.69%)	(13.82%)	(12.70%)	Oct. 29, 2010
Class C	Return Before Taxes	(36.42%)	(20.36%)	(18.50%)	Oct. 29, 2010
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(36.84%)	(20.88%)	(19.01%)	Oct. 29, 2010
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(20.60%)	(13.60%)	(12.48%)	Oct. 29, 2010

Class A, Class C and Institutional Class Shares Prospectus | Inverse Emerging Markets 2x Strategy Fund
INVERSE EMERGING MARKETS 2X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse Emerging Markets 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide daily leveraged investment results that correlate to twice the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not correlate to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -2x) and the cumulative performance of the benchmark.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Emerging Markets 2x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Emerging Markets 2x Strategy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.60%	0.60%
Expenses (as a percentage of Assets)	1.75%	2.50%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Emerging Markets 2x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	644	1,000	1,379	2,439
Class C	353	779	1,331	2,836

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Inverse Emerging Markets 2x Strategy Fund | Class C | USD ($)	253	779	1,331	2,836

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. While the Fund may write (sell) and purchase swaps, it expects primarily to sell swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse leveraged exposure to the underlying index. The Fund also may invest in exchange-traded funds (“ETFs”) that provide exposure to emerging market countries and in American Depositary Receipts (“ADRs”) to gain exposure to the Fund's benchmark. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The BNY Mellon Emerging Markets 50 ADR Index is a capitalization weighted index comprised of the 50 largest emerging market based ADRs having a free-float market capitalization ranging from approximately $3.8 billion to $237.1 billion as of June 30, 2016. The Fund's investments may expose the Fund to the risk of fluctuations in the value of foreign currencies in comparison to the U.S. dollar. The Fund generally does not intend to hedge such foreign currency exposure. To the extent the underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it may have significant exposure to the basic materials, communications, consumer (non-cyclical), energy, financial, and technology sectors. Also, as of the date of this Prospectus, the underlying index components and thus, the Fund's assets are expected to be concentrated in one or more of the banking, internet, oil and gas, semi-conductors, and telecommunications industries or groups of industries, as applicable.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 20.25%. The underlying index’s highest one-year volatility rate during the five year period is 28.59%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is -5.12%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK—The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the underlying index components and thus, the Fund's assets are concentrated in the banking industry, internet industry, oil and gas industry, semi-conductors industry, and telecommunications industry or groups of industries. As a result, the Fund will be more susceptible to the risks associated with those industries or groups of industries than a fund that does not concentrate its investments. Companies in the banking industry are subject to government regulations that may limit both the amounts and types of loans and financial commitments banking companies can make, the interest rates and fees they can charge, and the amount of capital they must maintain, all of which may affect profitability. Credit losses resulting from financial difficulties of borrowers also can negatively affect the performance of banking companies. In addition, the prices of the securities of companies in the banking industry may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded banking companies, and general economic conditions that could create exposure to credit losses. The prices of securities of companies in the internet industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. The prices of securities of companies in the oil and gas industry may fluctuate widely due to supply and demand for a specific product or service, the price of oil and gas, exploration and production spending, world events, and economic conditions. Natural disasters and changes in exchange rates and interest rates may also affect companies in the oil and gas industry. In addition, the policies of the Organization of Petroleum Exporting Countries ("OPEC"), changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economies of the key energy-consuming countries may also affect the prices of securities in the oil and gas industry. The prices of securities of companies in the semi-conductors industry may fluctuate widely due to rapid changes in product cycles, rapid product obsolescence, and competition both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the semiconductor industry rely heavily on technology, especially those of smaller, less-seasoned companies, and tend to be more volatile than the overall market. The prices of the securities of companies in the telecommunications industry may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets. In addition, legislative or regulatory changes and increased government supervision may also affect companies in each of the banking, internet, oil and gas, semi-conductors, and telecommunications industries.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SECTOR RISK—The Fund is subject to the following Sector Risks:

Basic Materials Sector Risk. The Fund's investments are exposed to issuers conducting business in the basic materials sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Communications Sector Risk. The Fund's investments are exposed to issuers conducting business in the communications sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communications sector. The prices of the securities of communications companies are closely tied to government regulation and market competition.

Consumer (Non-Cyclical) Sector Risk. The Fund's investments are exposed to issuers conducting business in the consumer non-cyclical sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer sector. The prices of the securities of consumer companies have historically been closely tied to the performance of the overall economy, and are also affected by consumer confidence, attitudes and spending.

Energy Sector Risk. The Fund's investments are exposed to issuers conducting business in the energy sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of energy companies is closely tied to the price and supply of energy resources and international political events.

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the technology sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the technology sector. The prices of the securities of technology companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -22.25%.

Highest Quarter Return		Lowest Quarter Return
Q3 2011	47.21%	Q4 2011	-20.41%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Emerging Markets 2x Strategy Fund	Label	1 Year	5 Years	Since Inception	Inception Date
BNY Mellon Emerging Markets 50 ADR Index	BNY Mellon Emerging Markets 50 ADR Index (reflects no deduction for fees, expenses or taxes)	(16.06%)	(6.99%)	(5.87%)	Oct. 29, 2010
Class A	Return Before Taxes	15.69%	(2.62%)	(4.74%)	Oct. 29, 2010
Class A | After Taxes on Distributions	Return After Taxes on Distributions	15.69%	(2.62%)	(4.74%)	Oct. 29, 2010
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.88%	(1.97%)	(3.52%)	Oct. 29, 2010
Class C	Return Before Taxes	19.38%	(1.25%)	(3.45%)	Oct. 29, 2010
Class C | After Taxes on Distributions	Return After Taxes on Distributions	19.38%	(1.25%)	(3.45%)	Oct. 29, 2010
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.97%	(0.94%)	(2.58%)	Oct. 29, 2010

Class A, Class C and Institutional Class Shares Prospectus | Strengthening Dollar 2x Strategy Fund
STRENGTHENING DOLLAR 2X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Strengthening Dollar 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 2x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Strengthening Dollar 2x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Strengthening Dollar 2x Strategy Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.54%	0.55%
Acquired Fund Fees and Expenses		0.02%	0.02%
Expenses (as a percentage of Assets)	[1]	1.71%	2.47%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Strengthening Dollar 2x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	641	988	1,359	2,398
Class C	350	770	1,316	2,806

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Strengthening Dollar 2x Strategy Fund | Class C | USD ($)	250	770	1,316	2,806

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 376% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in derivative instruments, which primarily consist of index swaps, futures contracts, and options on securities, securities indices, and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 200% of the underlying index. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index or in the same proportion that those securities are represented in the Fund's benchmark. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The U.S. Dollar Index® measures the performance of the U.S. dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 7.26%. The underlying index’s highest one-year volatility rate during the five year period is 9.66%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 5.22%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies. The Fund may attempt to, but is not obligated to, hedge its currency exposure. However, currency hedging strategies may not effectively eliminate all currency risk.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -6.55%.

Highest Quarter Return		Lowest Quarter Return
Q3 2008	17.02%	Q3 2010	-17.79%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Strengthening Dollar 2x Strategy Fund	Label	1 Year	5 Years	10 Years
U.S. Dollar Index	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)	9.26%	4.53%	0.79%
Class A	Return Before Taxes	8.61%	3.13%	(2.16%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	7.60%	2.94%	(2.90%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.74%	2.43%	(1.60%)
Class C	Return Before Taxes	12.18%	3.37%	(2.38%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	11.04%	3.16%	(3.14%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.87%	2.61%	(1.73%)

Class A, Class C and Institutional Class Shares Prospectus | Weakening Dollar 2x Strategy Fund
WEAKENING DOLLAR 2X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Weakening Dollar 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match twice the inverse of the performance of a specific underlying index on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -2x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Weakening Dollar 2x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Weakening Dollar 2x Strategy Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.55%	0.55%
Acquired Fund Fees and Expenses		0.02%	0.02%
Expenses (as a percentage of Assets)	[1]	1.72%	2.47%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Weakening Dollar 2x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	642	991	1,364	2,409
Class C	350	770	1,316	2,806

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Weakening Dollar 2x Strategy Fund | Class C | USD ($)	250	770	1,316	2,806

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 699% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of index swaps, futures contracts, and options on securities, securities indices, and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to -200% of the underlying index. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments.
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

The U.S. Dollar Index® measures the performance of the U.S. dollar against a basket of foreign currencies that include the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2016 is 7.26%. The underlying index’s highest one-year volatility rate during the five year period is 9.66%. The underlying index’s annualized performance for the five year period ended June 30, 2016 is 5.22%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies. The Fund may attempt to, but is not obligated to, hedge its currency exposure. However, currency hedging strategies may not effectively eliminate all currency risk.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 4.16%.

Highest Quarter Return		Lowest Quarter Return
Q3 2010	18.89%	Q3 2008	-16.09%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Weakening Dollar 2x Strategy Fund	Label	1 Year	5 Years	10 Years
U.S. Dollar Index	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes)	9.26%	4.53%	0.79%
Class A	Return Before Taxes	(21.21%)	(10.09%)	(2.94%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(21.21%)	(10.09%)	(4.11%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.00%)	(7.27%)	(2.17%)
Class C	Return Before Taxes	(18.62%)	(9.88%)	(3.20%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(18.62%)	(9.88%)	(4.39%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(10.54%)	(7.13%)	(2.30%)

Class A, Class C and Institutional Class Shares Prospectus | Real Estate Fund
REAL ESTATE FUND
INVESTMENT OBJECTIVE
The Real Estate Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Real Estate Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Real Estate Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.52%	0.51%
Expenses (as a percentage of Assets)	1.62%	2.36%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Real Estate Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	632	962	1,314	2,306
Class C	339	736	1,260	2,696

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Real Estate Fund | Class C | USD ($)	239	736	1,260	2,696

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 880% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund may invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies also may include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund also may purchase American Depositary Receipts (“ADRs”) to gain exposure to foreign Real Estate Companies and U.S. government securities.

Investments in derivative instruments, such as futures and options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the real estate sector and, therefore, may be concentrated in an industry or group of industries within the real estate sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, such as ADRs. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

INDUSTRY CONCENTRATION RISK—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As of the date of this Prospectus, the Fund's assets are concentrated in the REITs industry or group of industries. As a result, the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. See “Real Estate Investment Trust (REIT) Risk” below for a description of the risks associated with the Fund’s investments in the REIT industry.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

REAL ESTATE INVESTMENT TRUST (REIT) RISK—REITs are securities that invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall real estate and REIT markets, such as declining property values or rising interest rates, could have a negative impact on the real estate market and the value of REITs in general. REITs may be affected by changes in the value of the underlying property owned by the trusts, economic downturns in the real estate sector which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses.

SECTOR RISK—The Fund is subject to the following Sector Risk:

Financial Sector Risk. The Fund's investments are exposed to issuers conducting business in the financial sector. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial sector. Financial companies are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 11.47%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	29.27%	Q4 2008	-38.41%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Real Estate Fund	Label	1 Year	5 Years	10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Class A	Return Before Taxes	(7.59%)	6.68%	2.61%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(8.09%)	5.82%	1.84%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.31%)	4.81%	1.65%
Class C	Return Before Taxes	(4.72%)	6.89%	2.31%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(5.29%)	5.96%	1.49%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.68%)	4.95%	1.39%

Class A, Class C and Institutional Class Shares Prospectus | Government Long Bond 1.2x Strategy Fund
GOVERNMENT LONG BOND 1.2X STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Government Long Bond 1.2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results.  As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.
The effect of leverage on the Fund will generally cause the Fund’s performance to not correspond to the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will likely differ from 120% of the return of the Fund’s benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period.  Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., 1.2x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors.  The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments.  Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least$100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Government Long Bond 1.2x Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Government Long Bond 1.2x Strategy Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.45%	0.45%
Expenses (as a percentage of Assets)	1.20%	1.95%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Government Long Bond 1.2x Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	591	838	1,103	1,860
Class C	298	612	1,052	2,275

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Government Long Bond 1.2x Strategy Fund | Class C | USD ($)	198	612	1,052	2,275

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,699% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs as its investment strategy a program of investing in U.S. government securities and derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the Fund's benchmark or to securities whose performance is highly correlated to the Fund's benchmark. The Advisor attempts to consistently apply leverage to increase the Fund's exposure to 120% of the Fund's benchmark. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof).
Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

Some of the Fund’s U.S. government securities, or cash equivalents, will be used to collateralize its derivatives positions. The Fund also may invest in zero coupon U.S. Treasury bonds and enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the Long Treasury Bond times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged benchmark fund. In general, particularly during periods of higher benchmark volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) the performance of the Long Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Long Treasury Bond.

Index Performance		Annualized Volatility
1x	1.2x	10%	25%	50%	75%	100%
-60%	-72%	-67%	-67%	-68%	-69%	-71%
-50%	-60%	-57%	-57%	-58%	-60%	-62%
-40%	-48%	-46%	-46%	-48%	-49%	-51%
-30%	-36%	-35%	-35%	-37%	-39%	-42%
-20%	-24%	-24%	-25%	-25%	-28%	-32%
-10%	-12%	-12%	-13%	-15%	-18%	-22%
0%	0%	0%	0%	-3%	-6%	-12%
10%	12%	12%	11%	9%	5%	-1%
20%	24%	24%	24%	20%	18%	11%
30%	36%	37%	36%	32%	28%	21%
40%	48%	49%	48%	45%	40%	32%
50%	60%	62%	61%	58%	53%	43%
60%	72%	76%	75%	71%	65%	56%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2016 is 11.89%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 16.40%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2016 is 10.31%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LEVERAGING RISK—The Fund achieves leveraged exposure to the Long Treasury Bond through the use of derivative instruments.  The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the Long Treasury Bond. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correspond to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Long Treasury Bond, rounding of share prices, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 20.74%.

Highest Quarter Return		Lowest Quarter Return
Q4 2008	41.17%	Q1 2009	-16.35%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Government Long Bond 1.2x Strategy Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Long Treasury Bond Index	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	(1.21%)	7.74%	6.73%
Class A	Return Before Taxes	(9.27%)	9.02%	6.36%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(9.96%)	8.34%	5.46%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.24%)	6.81%	4.65%
Class C	Return Before Taxes	(6.42%)	9.18%	6.02%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(6.83%)	8.83%	5.41%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.63%)	7.11%	4.53%

Class A, Class C and Institutional Class Shares Prospectus | Inverse Government Long Bond Strategy Fund
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse Government Long Bond Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that correlate to the inverse of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period longer than a full trading day will be the result of each day’s compounded returns over the period, which will likely differ from the inverse return of the daily price movement of the benchmark for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the benchmark.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Government Long Bond Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Government Long Bond Strategy Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Component1 Other Expenses		2.10%	2.10%
Component2 Other Expenses		0.50%	0.50%
Other Expenses (as a percentage of Assets):		2.60%	2.60%
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	3.76%	4.51%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Government Long Bond Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	835	1,570	2,322	4,286
Class C	552	1,363	2,283	4,622

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Inverse Government Long Bond Strategy Fund | Class C | USD ($)	452	1,363	2,283	4,622

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 838% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
Unlike a traditional index fund, the Fund’s investment objective is to perform, on a daily basis, exactly opposite the daily price movement of the Long Treasury Bond. The Fund employs as its investment strategy a program of engaging in short sales and investing to a significant extent in derivative instruments, which primarily consist of futures contracts, interest rate swaps, and options on securities and futures contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to write swaps. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the Long Treasury Bond has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the Long Treasury Bond times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) performance of the Long Treasury Bond; (b) volatility of the Long Treasury Bond; (c) financing rates associated with leverage; (d) other Fund expenses; and (e) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no Fund expenses; and (b) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the Long Treasury Bond; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the Long Treasury Bond.

Index Performance		Annualized Volatility
1x	-1x	10%	25%	50%	75%	100%
-60%	60%	148%	132%	96%	42%	-6%
-50%	50%	98%	87%	57%	14%	-28%
-40%	40%	65%	56%	30%	-5%	-38%
-30%	30%	42%	34%	13%	-18%	-47%
-20%	20%	24%	18%	-3%	-28%	-54%
-10%	10%	10%	4%	-13%	-36%	-59%
0%	0%	-1%	-6%	-22%	-43%	-64%
10%	-10%	-10%	-15%	-29%	-48%	-67%
20%	-20%	-17%	-22%	-35%	-53%	-69%
30%	-30%	-24%	-28%	-40%	-56%	-71%
40%	-40%	-29%	-33%	-44%	-60%	-73%
50%	-50%	-34%	-37%	-48%	-62%	-76%
60%	-60%	-38%	-41%	-51%	-65%	-78%

The Long Treasury Bond's annualized historical volatility rate for the five year period ended June 30, 2016 is 11.89%. The Long Treasury Bond's highest one-year volatility rate during the five year period is 16.40%. The Long Treasury Bond's annualized performance for the five year period ended June 30, 2016 is 10.31%.

The historical volatility and performance of the Long Treasury Bond are not indications of what the Long Treasury Bond volatility and performance will be in the future. The table is intended to underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, exchange-traded funds, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PASSIVE INVESTMENT RISK—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

PORTFOLIO TURNOVER RISK—Daily rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

TEMPORARY DEFENSIVE INVESTMENT RISK—The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

TRACKING ERROR RISK—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the Long Treasury Bond, rounding of share prices, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -16.20%.

Highest Quarter Return		Lowest Quarter Return
Q2 2009	12.70%	Q4 2008	-26.25%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse Government Long Bond Strategy Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Long Treasury Bond Index	Barclays Capital Long Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	(1.21%)	7.74%	6.73%
Class A	Return Before Taxes	(5.46%)	(11.35%)	(8.51%)
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(5.46%)	(11.35%)	(8.74%)
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.09%)	(8.11%)	(5.73%)
Class C	Return Before Taxes	(2.47%)	(11.15%)	(8.75%)
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(2.47%)	(11.15%)	(8.98%)
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.40%)	(7.97%)	(5.86%)

Class A, Class C and Institutional Class Shares Prospectus | High Yield Strategy Fund
HIGH YIELD STRATEGY FUND
INVESTMENT OBJECTIVE
The High Yield Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - High Yield Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - High Yield Strategy Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.49%	0.49%
Acquired Fund Fees and Expenses		0.05%	0.05%
Expenses (as a percentage of Assets)	[1]	1.54%	2.29%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - High Yield Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	624	938	1,275	2,222
Class C	332	715	1,225	2,626

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | High Yield Strategy Fund | Class C | USD ($)	232	715	1,225	2,626

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 521% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to gain exposure similar to the total return of the high yield bond market, as represented by U.S. and Canadian high yield bonds, by investing in fixed rate, non-investment grade debt through the use of credit default swaps, high yield securities, futures, total return swaps on exchange-traded funds (“ETFs”), and other financial instruments with economic characteristics comparable to those of the high yield bond market. Generally, high yield bonds, which are also commonly referred to as “junk bonds,” are those bonds rated BB+ and lower by Standard & Poor’s Rating Service or Ba1 and lower by Moody’s Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund’s investment objective.

The Fund will primarily invest in credit default swaps,swaps on ETFs, and bond futures to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity. The Fund's investments in bond futures are expected to provide exposure to interest rate risk comparable to that experienced in the high yield bond market, and will complement the Fund's swaps investments exposure to produce investment exposure that in the aggregate is similar to that of the high yield bond market.

For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund also may invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, consisting of ETFs, unit investment trusts, and closed-end funds, that invest primarily in high yield debt instruments. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments.

Investments in derivative instruments, such as futures and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.
The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

CREDIT DEFAULT SWAP RISK—The Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in high yield bonds. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities, if any, are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including,ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

ISSUER SPECIFIC RISK —The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, the perceived poor management performance, financial leverage or reduced demand of an issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities, held by the Fund, of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 6.89%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	9.31%	Q1 2009	-13.23%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - High Yield Strategy Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Barclays U.S. Corporate High Yield Index	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	(4.47%)	5.04%	6.27%	Apr. 16, 2007
Class A	Return Before Taxes	(4.79%)	4.96%	5.16%	Apr. 16, 2007
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(6.35%)	2.85%	2.60%	Apr. 16, 2007
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.70%)	2.93%	2.86%	Apr. 16, 2007
Class C	Return Before Taxes	(1.98%)	5.17%	4.94%	Apr. 16, 2007
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(3.75%)	2.91%	2.28%	Apr. 16, 2007
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.10%)	3.04%	2.67%	Apr. 16, 2007

Class A, Class C and Institutional Class Shares Prospectus | Inverse High Yield Strategy Fund
INVERSE HIGH YIELD STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND
The Inverse High Yield Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide investment results that correlate to the inverse of the performance of the high yield bond market, a result opposite of most mutual funds. The Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.
Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the inverse of the return of the high yield bond market for that period. As a consequence, especially in periods of market volatility, the path or trend of the high yield bond market during the longer period may be at least as important to the Fund’s return for the longer period as the cumulative return of the high yield bond market for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (i.e., -1x) and the cumulative performance of the high yield bond market.
The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risk of shorting and (b) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse High Yield Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse High Yield Strategy Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.50%	0.50%
Acquired Fund Fees and Expenses		0.02%	0.02%
Expenses (as a percentage of Assets)	[1]	1.52%	2.27%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse High Yield Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	622	932	1,265	2,201
Class C	330	709	1,215	2,605

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Inverse High Yield Strategy Fund | Class C | USD ($)	230	709	1,215	2,605

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,722% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures, total return swaps on exchange-traded funds (“ETFs”), and other financial instruments with economic characteristics opposite to those of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds, which are also commonly referred to as “junk bonds,” are those bonds rated BB+ and lower by Standard & Poor’s Rating Service or Ba1 and lower by Moody’s Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund’s objective.

The Fund will primarily invest in credit default swaps, swaps on ETFs, and bond futures to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity. The Fund will invest in bond futures to obtain exposure to interest rate risk comparable to that experienced in the high yield bond market, and will complement the Fund's swap investments exposure to produce inverse investment exposure to the high yield bond market.

For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund also may invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, consisting of ETFs, unit investment trusts, and closed-end funds, that provide inverse exposure to the high yield debt market. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments.

Investments in derivative instruments, such as futures and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.

The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets.

Under certain circumstances the Fund may invest a substantial portion of its assets in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for liquidity management purposes, including in order to increase yield on liquid investments used to collateralize derivatives positions. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor, to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

CORRELATION AND COMPOUNDING RISK—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the high yield bond market experiences extreme volatility. In addition, as a result of compounding, the Fund’s performance is likely to be either greater than or less than the inverse performance of the high yield bond market, before accounting for fees and Fund expenses.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

CREDIT DEFAULT SWAP RISK—The Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in high yield bonds. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

ISSUER SPECIFIC RISK—The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, the perceived poor management performance, financial leverage or reduced demand of an issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities, held by the Fund, of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -8.80%.

Highest Quarter Return		Lowest Quarter Return
Q1 2009	10.17%	Q3 2009	-11.04%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Inverse High Yield Strategy Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Barclays U.S. Corporate High Yield Index	Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)	(4.47%)	5.04%	6.27%	Apr. 16, 2007
Class A	Return Before Taxes	(9.15%)	(11.18%)	(10.68%)	Apr. 16, 2007
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(9.15%)	(11.18%)	(10.80%)	Apr. 16, 2007
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.18%)	(8.00%)	(7.14%)	Apr. 16, 2007
Class C	Return Before Taxes	(5.88%)	(10.85%)	(10.75%)	Apr. 16, 2007
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(5.88%)	(10.85%)	(10.87%)	Apr. 16, 2007
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.33%)	(7.78%)	(7.17%)	Apr. 16, 2007

Class A, Class C and Institutional Class Shares Prospectus | Emerging Markets Bond Strategy Fund
EMERGING MARKETS BOND STRATEGY FUND
INVESTMENT OBJECTIVE
The Emerging Markets Bond Strategy Fund (the “Fund”) seeks to provide investment results that correlate, before fees and expenses, to the performance of the emerging markets bond market as defined by the Advisor.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Emerging Markets Bond Strategy Fund	Class A	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Emerging Markets Bond Strategy Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.58%	0.57%
Acquired Fund Fees and Expenses		0.18%	0.18%
Expenses (as a percentage of Assets)	[1]	1.76%	2.50%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Emerging Markets Bond Strategy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	645	1,003	1,384	2,450
Class C	353	779	1,331	2,836

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Emerging Markets Bond Strategy Fund | Class C | USD ($)	253	779	1,331	2,836

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21,555% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to gain exposure similar to the performance of the emerging markets bond market by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and financial instruments that in combination have economic characteristics similar to emerging markets bonds. For purposes of the Fund, the emerging markets bond market consists of countries included in the Standard & Poor’s Emerging BMI, as well as countries that are not high-income OECD (Organization for Economic Co-operation and Development) members as defined by the World Bank, and other emerging markets countries as determined by the Advisor.

The Fund will invest primarily in emerging markets credit default swaps, swaps on exchange-traded funds ("ETFs"), U.S. Treasury futures, and bonds. By investing in a combination of emerging markets credit default swaps, swaps on ETFs, U.S. Treasury futures, and bonds, the Fund’s portfolio will have the characteristics of emerging markets bonds without having to invest directly in emerging markets bonds. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund will normally be a seller of credit protection as it seeks to gain exposure to the emerging markets bond market. U.S. Treasury futures are derivatives that track the prices of specific U.S. Treasury securities. The emerging markets bond market tends to consist of bonds that are rated below investment grade (below BBB-/Baa3) by nationally recognized statistical rating organizations.

As part of its primary strategy, the Fund also expects to invest in swaps that provide total return exposure to one or more ETFs, and may invest in other investment companies, consisting of ETFs, mutual funds, unit investment trusts, and closed-end investment companies, and derivatives and other financial instruments with economic characteristics comparable to that of the emerging markets bond market as represented by emerging market bonds. Certain of the investment companies in which the Fund may invest may be advised by the Advisor or otherwise affiliated with the Fund.

The Fund derives its exposure to the emerging markets bond market from its investment in credit default swaps and futures, which provide leveraged exposure. Investments in these derivative instruments have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests.

In addition to its primary strategy, the Fund may, under normal circumstances, buy debt securities to collateralize its derivatives investments, for liquidity purposes, or to enhance yield. The Fund may hold a portfolio of fixed income instruments of varying maturities, but that have an average duration of less than one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates and is not simply a measure of time. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In particular, the Fund may hold government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less. In addition, the Fund may invest in bank obligations, which may include certificates of deposit, commercial paper, asset-backed commercial paper, unsecured bank promissory notes, bank loans, bankers’ acceptances, and time deposits, as well as other short-term instruments, such as loan participations and repurchase agreements. Bank obligations may be issued or backed by U.S. banks or be U.S. dollar-denominated obligations issued or guaranteed by foreign banks. The Fund will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in high yield securities, known as junk bonds, which are debt securities rated below investment grade (below BBB-/Baa3) by nationally recognized statistical rating organizations, or unrated securities that the Advisor believes are of comparable quality.

The Fund may invest in sovereign debt securities denominated in foreign currencies or the U.S. dollar. The Advisor may attempt, but is not obligated, to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund also may invest in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A Securities”) which are determined by the Advisor to be liquid.

The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors.

The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ACTIVE TRADING RISK—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.

BANK OLBIGATIONS RISK—The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks, including Yankee obligations, are subject to the same risks that pertain to domestic issuers, notably credit risk and market risk, but are also subject to certain additional risks such as adverse foreign political and economic developments, the extent and quality of foreign government regulation of the financial markets and institutions, foreign withholding taxes and other sovereign action such as nationalization or expropriation.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

CURRENCY RISK—The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. The Fund also may incur transaction costs in connection with conversions between various currencies. The Fund may attempt to, but is not obligated to, hedge its currency exposure. However, currency hedging strategies may not effectively eliminate all currency risk.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

CREDIT DEFAULT SWAP RISK—The Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in high yield bonds. When investing in credit default swaps, the Fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK—The Fund’s investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

INVESTMENT TECHNIQUE RISK—Some investment techniques of the Fund, such as its use of derivatives and other commodity-linked financial instruments to seek to achieve its investment objective, may be considered aggressive.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

ISSUER SPECIFIC RISK —The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the Fund, perceived poor management performance, financial leverage or reduced demand of the issuer’s goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SOVEREIGN DEBT RISK—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

TRADING HALT RISK—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares and Class C shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 11.47%.

Highest Quarter Return		Lowest Quarter Return
Q2 2014	5.78%	Q3 2014	-7.72%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Emerging Markets Bond Strategy Fund	Label	1 Year	Since Inception	Inception Date
BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index	BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index (reflects no deduction for fees, expenses or taxes)	0.64%	3.68%	Oct. 08, 2013
Class A	Return Before Taxes	(7.51%)	(5.25%)	Oct. 08, 2013
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(13.57%)	(10.73%)	Oct. 08, 2013
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.22%)	(6.31%)	Oct. 08, 2013
Class C	Return Before Taxes	(4.46%)	(3.96%)	Oct. 08, 2013
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(10.90%)	(9.60%)	Oct. 08, 2013
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.49%)	(5.41%)	Oct. 08, 2013

Class A, Class C and Institutional Class Shares Prospectus | Guggenheim Long Short Equity Fund
LONG SHORT EQUITY FUND
INVESTMENT OBJECTIVE
The Long Short Equity Fund (the “Fund”) seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares, Class C shares or Institutional shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Guggenheim Long Short Equity Fund	Class A	Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Guggenheim Long Short Equity Fund	Class A	Class C	Institutional Class
Management Fees (as a percentage of Assets)	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Component1 Other Expenses	0.87%	0.83%	0.86%
Component2 Other Expenses	0.51%	0.51%	0.51%
Other Expenses (as a percentage of Assets):	1.38%	1.34%	1.37%
Expenses (as a percentage of Assets)	2.53%	3.24%	2.27%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Guggenheim Long Short Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	719	1,225	1,757	3,204
Class C	427	998	1,693	3,540
Institutional Class	230	709	1,215	2,605

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Guggenheim Long Short Equity Fund | Class C | USD ($)	327	998	1,693	3,540

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different industries or styles to which the Fund is seeking exposure. The Fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles (i.e., non-industry factors including, but not limited to, valuations, growth prospects and capitalization). The Advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The Fund may hold both long and short positions. Equity positions are determined based on their associated industry and style momentum, risk characteristics, and liquidity. The Fund invests in equity securities, including small-, mid-, and large-capitalization securities, such as U.S. traded common stocks and American Depositary Receipts (“ADRs”), but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Fund to pursue its investment objective without investing directly in the securities of companies included in the different industries or styles to which the Fund is seeking exposure. The Fund may invest in derivatives to hedge or gain leveraged exposure to a particular industry, style or company depending on market conditions.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

INVESTMENT STYLE RISK—The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular market segment may prove to be incorrect and may underperform other market segments.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments.  The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TRADING HALT RISK— If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares, Class C shares and Institutional shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. On May 28, 2010 and October 30, 2013, the Fund’s principal investment strategies were revised; therefore, the performance and average annual total returns shown for periods prior to May 28, 2010 and October 30, 2013 may have differed had the Fund’s current investment strategy been in effect during those periods.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is -1.54%.

Highest Quarter Return		Lowest Quarter Return
Q3 2009	15.68%	Q4 2008	-21.85%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Guggenheim Long Short Equity Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 3000 Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
Russell 3000 Index (Since Inception 11/30/2011)	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%			15.05%	Nov. 30, 2011
HFRX Equity Hedge Index	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	(2.33%)	(1.36%)	(0.34%)
HFRX Equity Hedge Index (Since Inception 11/30/2011)	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	(2.33%)			3.35%	Nov. 30, 2011
Class A	Return Before Taxes	(3.66%)	2.55%	2.61%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(3.66%)	2.53%	2.40%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.07%)	1.96%	2.04%
Class C	Return Before Taxes	(0.58%)	2.79%	2.37%
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(0.58%)	2.76%	2.14%
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.33%)	2.14%	1.85%
Institutional Class	Return Before Taxes	1.45%			6.59%	Nov. 30, 2011
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	1.45%			6.58%	Nov. 30, 2011
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.82%			5.13%	Nov. 30, 2011

Class A, Class C and Institutional Class Shares Prospectus | Event Driven and Distressed Strategies Fund
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND
INVESTMENT OBJECTIVE
The Event Driven and Distressed Strategies Fund (the “Fund”) seeks to achieve capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares,Class C shares or Institutional shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 436 of the Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 81 of the Fund’s Statement of Additional Information (the “SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Event Driven and Distressed Strategies Fund	Class A	Class C	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Event Driven and Distressed Strategies Fund		Class A	Class C	Institutional Class
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (as a percentage of Assets):		0.85%	0.85%	0.85%
Acquired Fund Fees and Expenses		0.13%	0.13%	0.13%
Expenses (as a percentage of Assets)	[1]	2.13%	2.88%	1.88%
Fee Waiver or Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)	[1]	2.03%	2.78%	1.78%
[1]	The Total Annual Fund Operating Expenses in this fee table (before and after any fee waivers and/or expense reimbursements) may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	The Advisor has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep net operating expenses for Class A shares, Class C shares and Institutional Class Shares (including Rule 12b-1 fees (if any), but exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification, and extraordinary expenses (as determined under generally accepted accounting principles) (“Excluded Expenses”)) from exceeding 1.90%, 2.65% and 1.65%, respectively, of the Fund’s Class A shares, Class C shares and Institutional shares average daily net assets. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.90%, 2.65% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue for at least twelve months from the date of this Prospectus.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Event Driven and Distressed Strategies Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	671	1,101	1,556	2,813
Class C	381	882	1,510	3,197
Institutional Class	181	581	1,007	2,193

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, Class C and Institutional Class	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | Event Driven and Distressed Strategies Fund | Class C | USD ($)	281	882	1,510	3,197

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments and most derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment methodology is based on a systematic algorithm developed through extensive quantitative research that is designed to select and weight a basket of six liquid, investable factors: small cap and distressed equities, high yield (or “junk”) bonds and credit, merger arbitrage and an illiquidity premium. In combination, these six factors seek to target return characteristics similar to those of the universe of event driven hedge funds. Event driven hedge funds seek to profit from potential mispricings of the securities and the pricing spreads created by the risks related to a specific corporate transaction or market event. Such events can include: mergers, bankruptcies, financial or operational stress, restructurings, asset sales, recapitalizations, spin-offs, litigation, regulatory and legislative changes as well as other types of corporate events. Small cap equities, high yield bonds, and the equities of distressed companies combined with credit derivatives are a proxy for the primary instruments and exposures traded by distressed and opportunistic credit funds. A merger arbitrage index offers exposure to a liquid, diversified and broadly representative set of arbitrage positions on announced American and Western European merger and acquisition deals. The illiquidity factor seeks to represent the risk premium that may be achieved by holding illiquid securities. The factors and weights of those factors identified by the algorithm may change over time and may be long or short at any given time.

The Fund primarily seeks to obtain these exposures through swap agreements, but it also may invest in a combination of: domestic and foreign common stock; American Depositary Receipts (“ADRs”); credit or equity-linked instruments, primarily consisting of exchange-traded notes (“ETNs”); exchange-traded funds (“ETFs”); other pooled investment vehicles; and other derivatives, primarily consisting of futures and options on securities, futures and securities indices. Swaps and futures and options contracts enable the Fund to purse its investment objective without investing directly in the securities underlying such contracts. While the Fund may write (sell) and purchase swaps, it expects primarily to purchase swaps. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions.

From time to time, the Fund also may enter into short sales and invest in short positions of certain of its portfolio investments. The Fund may invest in derivatives to hedge or gain leveraged exposure to the components of a particular investable factor. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivatives positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant.

Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into short sales of broad-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives positions or for defensive purposes to seek to avoid losses during adverse market conditions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct significant trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Fund may invest a portion of its assets, and at times, a substantial portion of its assets, in other short-term fixed-income investment companies advised by the Advisor, or an affiliate of the Advisor, for various purposes, including for liquidity management purposes (e.g., to increase yield on liquid investments used to collateralize derivatives positions) or when such investment companies present a more cost-effective investment option than direct investments in the underlying securities. Investments in these investment companies will significantly increase the portfolio’s exposure to certain other asset categories, including: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable quality (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) collateralized loan obligations (“CLOs”), other asset-backed securities (including mortgage-backed securities) and similarly structured debt investments; and (iv) other short-term fixed income securities. Such investments will expose the Fund to the risks of these asset categories and increases or decreases in the value of these investments may cause the Fund to deviate from its investment objective.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in these securities generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

CLO RISK—Through its investments in other investment companies, the Fund may have exposure to CLOs. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests.

COUNTERPARTY CREDIT RISK—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.

DEPOSITARY RECEIPT RISK—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK—The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Certain risks are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

FUTURES CONTRACTS RISK—Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value ("NAV"). Futures are also subject to leverage risks and to liquidity risk.

OPTIONS RISK—Options or options on futures contracts give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

DISTRESSED SECURITIES RISK—The Fund may purchase or seek exposure to distressed securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations. Because there is typically substantial uncertainty concerning the outcome of transactions involving business enterprises in these situations, there is a high degree of risk of loss, including loss of the entire investment. In addition, distressed securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. The market for distressed securities tends to be illiquid and as a result, distressed securities can be difficult to value.

EARLY CLOSING RISK—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EQUITY RISK—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

EVENT DRIVEN STRATEGIES RISK—Generally, the success of event driven strategies depends on the successful prediction of whether various corporate events will occur or be consummated. Investing in companies in anticipation of an event carries the risk that the event may not happen or may take considerable time to unfold, it may happen in modified or conditional form, or the market may react differently than expected to the event, in which case the Fund may experience losses.

EXCHANGE-TRADED NOTES (ETNs) RISK—The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

FOREIGN ISSUER EXPOSURE RISK—The Fund may invest in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. The Fund’s investments in foreign securities and foreign issuers are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

HIGH YIELD AND UNRATED SECURITIES RISK—The Fund’s exposure to higher yielding, below investment grade and unrated high risk debt securities (commonly known as “junk bonds”) may present additional risk because these securities may be less liquid and present greater credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.

INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

INVESTMENT IN INVESTMENT VEHICLES RISK—Investing in other investment vehicles, including, ETFs, closed-end funds, affiliated short-term fixed-income funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment vehicles. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying investment vehicles.

INVESTMENTS IN LOANS RISK—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

INVESTMENT TECHNIQUE RISK—Some investment techniques of the Fund, such as its use of derivatives and other financial instruments to seek to achieve its investment objective, may be considered aggressive.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

LARGE-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

LEVERAGING RISK—The Fund’s investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed.  As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

LIQUIDITY AND VALUATION RISK—In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund's NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK—The market value of the securities and derivatives held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

MID-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

NON-DIVERSIFICATION RISK—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.

PORTFOLIO TURNOVER RISK—The Fund’s strategy may frequently involve buying and selling portfolio securities, which may lead to increased costs to the Fund. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

PREPAYMENT AND EXTENSION RISK—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

SHORT SALES RISK—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the security sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

SMALL-CAPITALIZATION SECURITIES RISK—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

TRADING HALT RISK— If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the Class C shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following tables show the performance of the Class A shares, Class C shares and Institutional shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index and the Credit Suisse Event Driven Liquid Index. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for Class C shares is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 4.68%.

Highest Quarter Return		Lowest Quarter Return
Q4 2011	7.74%	Q3 2011	-11.12%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Class A, Class C and Institutional Class - Class A, Class C and Institutional Class Shares Prospectus - Event Driven and Distressed Strategies Fund	Label	1 Year	5 Years	Since Inception	Inception Date
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	15.67%	Jun. 30, 2010
Credit Suisse Event Driven Liquid Index	Credit Suisse Event Driven Liquid Index (reflects no deduction for fees, expenses or taxes)	(6.95%)	2.72%	4.57%	Jun. 30, 2010
Class A	Return Before Taxes	(7.67%)	1.34%	3.29%	Jun. 30, 2010
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(8.26%)	0.18%	1.72%	Jun. 30, 2010
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.34%)	0.59%	1.95%	Jun. 30, 2010
Class C	Return Before Taxes	(4.77%)	1.56%	3.41%	Jun. 30, 2010
Class C | After Taxes on Distributions	Return After Taxes on Distributions	(5.41%)	0.37%	1.80%	Jun. 30, 2010
Class C | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.70%)	0.76%	2.04%	Jun. 30, 2010
Institutional Class	Return Before Taxes	(2.83%)	2.59%	4.47%	Jun. 30, 2010
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(3.45%)	1.43%	2.89%	Jun. 30, 2010
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.60%)	1.55%	2.87%	Jun. 30, 2010

Class A, Class C and Institutional Class Shares Prospectus | U.S. Government Money Market Fund
U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The U.S. Government Money Market Fund (the “Fund”) seeks to provide security of principal, high current income, and liquidity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES* (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Institutional Class	USD ($)
Shareholder Fee, Other | Class A, Class C and Institutional Class Shares Prospectus | U.S. Government Money Market Fund | Money Market Class	none	[1]
[1]	If you exchange your Class A shares or Class C shares of another Guggenheim Investments fund for shares of the Fund, and your Class A shares or Class C shares are subject to a deferred sales charge at the time of the exchange, no deferred sales charge will be incurred on the exchange itself. However, any such deferred sales charge will be assessed at the time you redeem your shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Institutional Class	Class A, Class C and Institutional Class Shares Prospectus U.S. Government Money Market Fund Money Market Class
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.91%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Institutional Class	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A, Class C and Institutional Class Shares Prospectus | U.S. Government Money Market Fund | Money Market Class | USD ($)	93	290	504	1,120

PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to operate as a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”) and seeks to maintain a stable net asset value ("NAV") of $1.00 per share. As such, the Fund invests at least 99.5% of its total assets in government securities as defined by the 1940 Act, including those with floating or variable rates of interest, cash, and repurchase agreements collateralized fully by U.S. government securities. The Fund will comply with all applicable requirements of Rule 2a-7, including certain liquidity, maturity and diversification requirements. The Fund invests only in U.S. dollar-denominated securities and seeks to invest in securities that present minimal credit risk. Under normal circumstances, the Fund also will invest at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and/or repurchase agreements that are collateralized by government securities.

The 1940 Act defines “government security” to mean any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Bank (FFCB), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

“Government money market funds” are not required to impose liquidity fees and/or temporary redemption gates, but the Fund’s Board of Trustees may elect to impose such features in the future.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.
CREDIT RISK—The Fund could lose money if the issuer or guarantor of a debt instrument in which it invests or a counterparty to a derivatives transaction or other transaction becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. The issuer of a debt instrument, such as a bond, could also suffer a decrease in quality rating, which may affect the volatility of the price and liquidity of the bond.
FLOATING AND VARIABLE RATE SECURITIES RISK—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
INCOME RISK—Income Risk involves the potential for decline in the Fund’s yield (the rate of dividends the Fund pays) in the event of declining interest rates.
INTEREST RATE RISK—The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

REPURCHASE AGREEMENT RISK—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the repurchase agreement counterparty and underlying collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
STABLE PRICE PER SHARE RISK— The Fund’s assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained, and it is possible to lose money. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Advisor, which is the Fund’s sponsor, and its affiliates have no legal obligation to provide financial support to the Fund, and you should not expect that the Advisor or its affiliates will provide financial support to the Fund at any time. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs.
U.S. GOVERNMENT SECURITIES RISK—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. The value of U.S. government securities will fluctuate and such securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate and credit risk.

PERFORMANCE INFORMATION
The following bar chart shows the performance of the shares of the Fund from year to year. Effective May 1, 2016, the Fund operates as a "government money market fund" as that term is defined in newly adopted amendments to Rule 2a-7 and as such is required to invest 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash. While the Fund primarily invested in government securities prior to May 1, 2016, it was not subject to this investment requirement. As a result, the performance information presented below may have been different if the current investment strategy had been in effect during the period prior to the Fund's conversion to a government money market fund. In addition, effective upon the close of business on June 15, 2012, the Fund converted its existing Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and Investor2 Class Shares with a single share class. Therefore, the returns shown in the bar chart below for periods prior to June 15, 2012 are the returns of the Fund’s former Investor Class Shares, which were subject to the same fees and expenses as the shares offered in this Prospectus. The Fund’s shares would have annual returns substantially similar to those of the former Investor Class Shares because they are invested in the same portfolio of securities. The variability of performance over time provides an indication of the risks of investing the Fund. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below is based on a calendar year. The year-to-date return for the period from January 1, 2016 through June 30, 2016 is 0.00%.

Highest Quarter Return		Lowest Quarter Return
Q4 2006	1.10%	Q1 2010	0.00%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2015)
Average Annual Total Returns - Class A, Class C and Institutional Class	Label	1 Year	5 Years	10 Years
Class A, Class C and Institutional Class Shares Prospectus | U.S. Government Money Market Fund | Money Market Class	Return Before Taxes	none	none	0.99%

YIELD Call 800.820.0888 for the U.S. Government Money Market Fund’s current yield.